UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-4984
AMERICAN BEACON FUND
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 967-3509
Date of fiscal year end: August 31, 2011
Date of reporting period: February 28, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon FUNDS[SM]

Semi-Annual Report

February 28, 2011

ZEBRA LARGE CAP EQUITY FUND

ZEBRA SMALL CAP EQUITY FUND

EVERCORE SMALL CAP EQUITY FUND

SiM HIGH YIELD OPPORTUNITIES FUND

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Important Information: There is no guarantee that the Funds’ investment objective will be met. At times, certain securities held by the American Beacon Zebra Large Cap Equity and Small Cap Equity Funds may have limited marketability and may be difficult to sell. Investing in the securities of small and mid- capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because the American Beacon Evercore Small Cap Equity Fund is a focused portfolio of fewer companies, the increase or decrease of the value of a single stock may have a greater impact on the Fund’s NAV and total return when compared to other diversified funds. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. At times, certain securities may have limited marketability and may be difficult to sell. The American Beacon SiM High Yield Opportunities Fund typically invests in a diversified portfolio of domestic and foreign high-yield, high risk fixed income securities that are generally rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Ba or lower by Moody’s Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisor. The securities are commonly referred to as “high yield” or “junk” bonds. Investing in such securities involves additional risks when compared to investing in investment grade securities. These include a greater risk of default or bankruptcy and an increased sensitivity to financial difficulties or changes in interest rates. The principal risks of the Fund include also those derived from the investment in: foreign securities, emerging market securities, derivative securities including options and futures contracts (including options and futures contracts on stock indices and currencies), forward contracts (including currency forward contracts), swap agreements and structured notes, Rule 144A securities, bank loans and senior loans and to a lesser extent equity securities including those of small and mid-capitalization companies.

American Beacon Funds	February 28, 2011

Fellow Shareholders,
     Throughout the past six months, the American Beacon Funds have continued to believe that investments placed with experienced, forward-thinking managers can provide unique opportunities for investors as market conditions change. This philosophy has led us to create several new funds during the past year: the American Beacon Zebra Large Cap and the Zebra Small Cap Equity Funds, the American Beacon Evercore Small Cap Equity Fund, and the American Beacon SiM High Yield Opportunities Fund.
     For the six-month period ended February 28, 2011, the American Beacon Zebra Large Cap Equity Fund (Institutional Class) returned 24.91%, the American Beacon Zebra Small Cap Equity Fund (Institutional Class) similarly generated 32.92%, and the American Beacon Evercore Small Cap Equity Fund (Institutional Class) rose 28.01%. For the period from its inception on February 14, 2011, through February 28, 2011, the American Beacon SiM High Yield Opportunities (Institutional Class) declined 0.38%. Please note that the recent growth rate in the stock market has helped to produce short-term increases that are not typical and may not continue in the future.
     Continuously searching for new ways to serve our fellow shareholders’ needs is our commitment to you, a commitment we summarize as: Oversight 360. Ours is a continuous commitment to cast a thoughtful and analytical eye over all the factors that influence our investments.
     We want to thank you for your continued investment in the American Beacon Funds. As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we remain dedicated to offering you both the level of superior service and knowledgeable investment management you’ve come to expect from us.
     To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.
Best Regards,
Gene L. Needles, Jr.
President
American Beacon Funds
Securities of these Funds may only be sold by offering each Funds’ Prospectus and Summary Prospectus. You should consider the investment objectives, risks, fees and expenses of any mutual fund carefully before investing. This and other information is available in each Funds’ Prospectus and Summary Prospectus which you may obtain at www.americanbeaconfunds.com or by calling 1-800-967-9009. Please read the Prospectus and Summary Prospectus carefully before investing.

Performance Overview
American Beacon Zebra Large Cap Equity FundSM
February 28, 2011 (Unaudited)
     The Institutional Class of the American Beacon Zebra Large Cap Equity Fund returned 24.91% for the six months ended February 28, 2011. The Fund underperformed the Russell 1000® Index (the “Index”) return of 28.65% and the Lipper Large-Cap Core Funds Index return of 26.16%.
Total Returns
Periods ended 2/28/11

	Six Months*	Since Inception*
Institutional Class (1,3,5)	24.91%	26.16%
Y Class (1,3,5)	24.91%	26.16%
Investor Class(1,3,5)	24.70%	25.70%
Retirement Class closed to new investors (1,3,5)	24.54%	25.54%
A Class with sales charge (1,3,5)	17.56%	18.44%
A Class without sales charge (1,3,5)	24.67%	25.67%
C Class with sales charge (1,2,3,5)	23.13%	24.13%
C Class without sales charge (1,2,3,5)	24.13%	25.13%
Lipper Large-Cap Core Funds Index(4)	26.16%	23.90%
Russell 1000 Index (4)	28.65%	26.42%

*	Not annualized.

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares has a maximum sales charge of 5.75%.

2.	Fund performance represents the total returns achieved by the Investor Class from 6/1/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/1/10. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.

3.	A portion of the fees charged to each Class of the Fund was waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

4.	The Russell 1000 Index is an unmanaged index comprised of 1,000 larger-capitalization stocks from various industrial sectors. Russell 1000 Index is a registered trademark of the Frank Russell Company. The Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Retirement, A, and C Class shares was 1.28%, 1.38%, 1.66%, 2.03%, 1.78%, and 2.53%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund underperformed the Index through both stock selection and sector allocation. From a stock selection standpoint, the Fund’s holdings in the Energy, Industrials, and Financials sectors detracted the most value relative to the Index, for the period the Fund owned the securities. Companies in the Energy sector that had the greatest impact on the Fund’s relative return were EXCO Resources (up 44.2%) and Marathon Oil (up 56.1%). Raytheon (up 13.8%) and General Dynamics (up 35.5%) detracted the most value relative to the benchmark in the Industrials sector. In the Financials sector, State Street (up 15.1%) and Capital One Financial (up 16.6%) were the largest detractors from relative performance. Good stock selection in the Health Care sector, where Biovail (up 12.2%), Valeant Pharmaceuticals International (up 9.8%), and McKesson (up 39.1%) provided the greatest contribution to relative returns, generated positive Fund returns.
     A more than three times overweight in Utilities, the worst performing sector in the Index, detracted from the Fund’s performance through sector allocation. A significant underweight in the Information Technology sector also hurt performance.
     The sub-advisor continues to focus on uncovering investment opportunities through stock selection by investing in a portfolio of securities with strong exposure to the liquidity effect, balanced by fundamental information in order to capture the liquidity premium. This investment approach has resulted in a portfolio with lower Beta and volatility than the Index. Beta is a measure of the Fund’s systematic risk compared to the Index. A Beta of 0.85 would indicate that the Fund is expected to provide 15% less return when the Index increases and 15% better return when the Index decreases. For the six month period, the Beta of the Fund versus the Index was 0.90, with annualized volatility of 11.7% versus 11.9% for the Index. As a result of the lower Beta, the Fund underperformed the Index. Much of this underperformance was driven by the limited upside

Performance Overview
American Beacon Zebra Large Cap Equity FundSM
February 28, 2011 (Unaudited)
capture generated by the Fund. The Fund only outperformed the Index on 1 of the 15 days when the market was up greater than 1%. The sub-advisor’s strategy, and its resulting characteristics, should allow the Fund to benefit over the longer term.
Top Ten Holdings

% of
Net Assets
Prudential Financial, Inc.	1.7%
Corning, Inc.	1.6%
BCE, Inc.	1.6%
General Dynamics Corp.	1.4%
Lockheed Martin Corp.	1.3%
Marathon Oil Corp.	1.1%
ACE Ltd.	1.0%
TransCanada Corp.	1.0%
The Travelers Cos Inc	1.0%
EnCana Corp.	1.1%
Sector Allocation

% of Equities*
Financials	22.2%
Energy	14.2%
Utilities	12.4%
Industrials	11.9%
Information Technology	9.4%
Consumer Discretionary	9.3%
Health Care	7.2%
Consumer Staples	6.0%
Telecommunication Services	3.8%
Materials	3.6%

Fund Expenses
American Beacon Zebra Large Cap Equity FundSM
February 28, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2010 through February 28, 2011.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	9/1/10	2/28/11	9/1/10-2/28/11
Institutional Class
Actual	$1,000.00	$1,249.08	$4.46
Hypothetical **	$1,000.00	$1,020.83	$4.01

Y Class
Actual	$1,000.00	$1,249.08	$4.91
Hypothetical **	$1,000.00	$1,020.43	$4.41

Investor Class
Actual	$1,000.00	$1,247.04	$6.41
Hypothetical **	$1,000.00	$1,019.09	$5.76

Retirement Class
Actual	$1,000.00	$1,245.43	$7.79
Hypothetical **	$1,000.00	$1,017.85	$7.00

A Class
Actual	$1,000.00	$1,246.69	$7.02
Hypothetical **	$1,000.00	$1,018.55	$6.31

C Class
Actual	$1,000.00	$1,212.48	$10.91
Hypothetical **	$1,000.00	$1,014.88	$9.99

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 0.88%, 1.15%, 1.40%, 1.26% and 2.00% for the Institutional, Y, Investor, Retirement, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	5% return before expenses.

Performance Overview
American Beacon Zebra Small Cap Equity FundSM
February 28, 2011 (Unaudited)
     The Institutional Class of the American Beacon Zebra Small Cap Equity Fund returned 32.92% for the six-month period ended February 28, 2011, underperforming the Russell 2000® Index (the “Index”) return of 37.55% and the Lipper Small-Cap Core Funds Index return of 34.76% for the same period.
Total Returns
Periods ended 2/28/11

		Since Inception
	6 Months*	(6/1/2010)
Institutional Class (1,2,4)	32.92%	28.00%
Y Class (1,2,4)	32.92%	27.87%
Investor Class(1,2,4)	32.57%	27.53%
Retirement Class closed to new investors (1,2,4)	32.46%	27.30%
A Class with sales charge (1,2,4)	25.14%	20.30%
A Class without sales charge (1,3,5)	32.82%	27.64%
C Class with sales charge (1,2,3,5)	31.04%	26.03%
C Class without sales charge (1,2,3,5)	32.04%	27.03%
Lipper Small-Cap Core Funds Index(3)	34.76%	29.64%
Russell 2000 Index (3)	37.55%	29.62%

*	Not annualized.

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares has a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.	A portion of the fees charged to each Class of the Fund was waived in. Performance prior to waiving fees was lower than the actual returns shown for.

3.	The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of the Frank Russell Company. The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Retirement, A, and C Class shares was 1.48%, 1.58%, 1.86%, 2.23%, 1.98%, and 2.73% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund trailed the Index through both stock selection and sector allocation. Stock selection in the Industrials, Consumer Discretionary, and Energy sectors detracted the most value relative to the Index. The Fund’s holdings in the Industrials sector that had the largest impact on relative performance for the period the Fund owned the securities were Excel Maritime Carriers (down 1.1%), AMERCO (up 10.3%), and Paragon Shipping (down 15.2%). The largest detractors in the Consumer Discretionary sector were M&F Worldwide (up 2.8%) and Speedway Motorsports (at 0.0%). In the Energy sector, most of the underperformance resulted from holdings in W&T Offshore (up 106.6% for the period the Fund owned the security), China Integrated Energy (down 18.8%) and Aegean Marine Petroleum (down 42.8%). Good stock selection in the Health Care sector, mostly in Hillenbrand (up 13.9%) and ISTA Pharmaceuticals (up 122.2%), added value relative to the Index but not enough to offset the poor performance from the aforementioned sectors.
     The Fund’s underweight in Information Technology, the second best performing sector in the Index, detracted from performance through sector allocation. Overweight positions in the Financials sector and Utilities, the worst performing sector in the Index, also contributed to the Fund’s underperformance.
     The sub-advisor continues to focus on uncovering investment opportunities through stock selection by investing in a portfolio of securities with strong exposure to the liquidity effect, balanced by fundamental information in order to capture the liquidity premium. This investment approach has resulted in a portfolio with lower Beta and volatility than the Index. Beta is a measure of the Fund’s systematic risk compared to the Index. A Beta of 0.85 would indicate that the Fund is expected to provide a 15% less return when the Index increases and a 15% better return when the Index decreases. For the six month period, the Beta of the Fund versus the Index was 0.84, with annualized volatility of 16.4% versus 18.6% for the Index. As a result of the lower Beta, the Fund underperformed the Index. Much of this underperformance was driven by the limited upside capture generated by the Fund. The Fund only outperformed on 3 of the 29 days when the market

Performance Overview
American Beacon Zebra Small Cap Equity FundSM
February 28, 2011 (Unaudited)
was up greater than 1%. The sub-advisor’s strategy, and its resulting characteristics, should benefit the Fund’s performance over the longer term.
Top Ten Holdings

% of
Net Assets
Montpelier Re Holdings Ltd.	1.0%
Amkor Technology, Inc.	1.0%
Excel Maritime Carriers Ltd.	0.9%
Impax Laboratories, Inc.	0.9%
Healthspring, Inc.	0.9%
Universal American Corp.	0.8%
Unitrin, Inc.	0.8%
W&T Offshore, Inc.	0.8%
Ship Finance International Ltd.	0.7%
Amerco, Inc.	0.7%
Sector Allocation

% of Equities*
Financials	28.0%
Industrials	18.0%
Consumer Discretionary	11.0%
Information Technology	8.6%
Energy	8.3%
Health Care	7.9%
Materials	6.2%
Consumer Staples	5.3%
Utilities	4.2%
Telecommunication Services	2.5%

Fund Expenses
American Beacon Zebra Small Cap Equity FundSM
February 28, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2010 through February 28, 2011.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	9/1/10	2/28/11	9/1/10-2/28/11
Institutional Class
Actual	$1,000.00	$1,329.23	$5.78
Hypothetical **	$1,000.00	$1,019.84	$5.01

Y Class
Actual	$1,000.00	$1,329.24	$6.24
Hypothetical **	$1,000.00	$1,019.44	$5.41

Investor Class
Actual	$1,000.00	$1,325.73	$7.84
Hypothetical **	$1,000.00	$1,018.05	$6.80

Retirement Class
Actual	$1,000.00	$1,324.62	$10.03
Hypothetical **	$1,000.00	$1,016.17	$8.70

A Class
Actual	$1,000.00	$1,328.20	$8.43
Hypothetical **	$1,000.00	$1,017.55	$7.30

C Class
Actual	$1,000.00	$1,277.93	$12.47
Hypothetical **	$1,000.00	$1,013.79	$11.08

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.00%, 1.08%, 1.36%, 1.74%, 1.46% and 2.22% for the Institutional, Y, Investor, Retirement, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	5% return before expenses.

Performance Overview
American Beacon Evercore Small Cap Equity FundSM
February 28, 2011 (Unaudited)
     The Institutional Class of the American Beacon Evercore Small Cap Equity Fund returned 28.01% for the since inception period September 2, 2010 through February 28, 2011. While this was a very strong result in absolute terms, the Fund trailed the Russell 2000® Index (“Index”) return of 32.50% and the Lipper Small-Cap Core Funds Index of 30.38%.

Total Returns
Period ended 2/28/11
Since Inception
9/1/2010*
Institutional Class (1,2,4)	28.01%
Y Class (1,2,4)	27.90%
Investor Class(1,2,4)	27.78%
A Class with sales charge (1,2,4)	20.37%
A Class without sales charge (1,2,4)	27.71%
C Class with sales charge (1,2,3,5)	26.22%
C Class without sales charge (1,2,4)	27.22%
Lipper Small-Cap Core Funds Index(3)	30.38%
Russell 2000 Index (3)	32.50%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares has a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.	A portion of the fees charged to each Class of the Fund was waived in. Performance prior to waiving fees was lower than the actual returns shown for.

3.	The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of the Frank Russell Company. The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.33%, 1.43%, 1.70%, 1.83%, and 2.58%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined bottom-up research process that is designed to provide meaningful excess performance to clients over full market cycles. The investment team uses a process that invests in companies that are: (1) currently at the low end of their historical valuation range with (2) business catalysts that should fuel price appreciation over the next 12-18 months and (3) management teams with the ability to execute their plans and unlock the undervaluation.
Top Ten Holdings

% of
Net Assets
Aviat Networks, Inc.	3.7%
Entercom Communications Corp.	3.2%
Comstock Resources, Inc.	3.2%
MasTec, Inc.	3.2%
SM Energy Co.	3.2%
MF Global Holdings Ltd.	3.1%
Affiliated Managers Group, Inc.	2.9%
Solutia, Inc.	2.9%
Healthspring, Inc.	2.9%
Albany International Corp.	2.9%
Sector Allocation

% of Equities*
Financials	26.5%
Industrials	16.9%
Consumer Discretionary	15.8%
Information Technology	10.7%
Energy	9.3%
Health Care	8.3%
Consumer Staples	5.6%
Telecommunication Services	3.9%
Materials	3.0%

Fund Expenses
American Beacon Evercore Small Cap Equity FundSM
February 28, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2010 (Fund inception) through February 28, 2011.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	9/1/10	2/28/11	9/1/10-2/28/11
Institutional Class
Actual	$1,000.00	$1,280.06	$5.51
Hypothetical **	$1,000.00	$1,019.93	$4.91

Y Class
Actual	$1,000.00	$1,279.00	$6.01
Hypothetical **	$1,000.00	$1,019.49	$5.36

Investor Class
Actual	$1,000.00	$1,277.78	$7.36
Hypothetical **	$1,000.00	$1,018.30	$6.56

A Class
Actual	$1,000.00	$1,277.10	$8.09
Hypothetical **	$1,000.00	$1,017.65	$7.20

C Class
Actual	$1,000.00	$1,272.18	$12.38
Hypothetical **	$1,000.00	$1,013.84	$11.04

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.98%, 1.07%, 1.31%, 1.44% and 2.21% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	5% return before expenses.

Performance Overview
American Beacon SiM High Yield Opportunities FundSM
February 28, 2011 (Unaudited)
     The Institutional Class of the American Beacon SiM High Yield Opportunities Fund returned -0.38% for the since inception period February 14 through February 28, 2011. The Fund trailed the Merrill Lynch US High Yield Master II return of 0.46% for the 15 days the Fund had been in existence.

Total Returns
Periods ended 2/28/11
Since Inception*
(2/14/2011)
Institutional Class (1,2,4)	-0.38%
Y Class (1,2,4)	-0.39%
Investor Class(1,2,4)	-0.39%
A Class with sales charge (1,2,4)	-5.05%
A Class without sales charge (1,2,4)	-0.30%
C Class with sales charge (1,2,4)	-1.53%
C Class without sales charge (1,2,4)	-0.53%
BofA Merrill Lynch US High Yield Master II Index (3)	0.46%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares has a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.	A portion of the fees charged to each Class of the Fund was waived in. Performance prior to waiving fees was lower than the actual returns shown for.

3.	The BofA Merrill Lynch US High Yield Master II Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating and an investment grade rated country of risk. In addition, qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index.

4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.31%, 1.41%, 1.69%, 1.81%, and 2.56%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Top Ten Holdings

% of
Net Assets
IMS Health, Inc.	4.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	4.1%
Clearwire Communications LLC/Clearwire Finance, Inc.	4.0%
Sonic Automotive, Inc.	3.9%
Healthsouth Corp.	3.8%
Tenet Healthcare Corp.	3.8%
Seagate HDD Cayman	3.8%
Interactive Network Inc/FriendFinder Networks, Inc.	3.7%
Continental Airlines Finance Trust II	3.6%
Alliance HealthCare Services, Inc.	3.6%
Fixed Income Sector Allocation

% of Equities*
Corporate Obligation	86.8%
Convertible Obligation	9.8%
Sovereign Obligation	3.4%
Equity Sector Allocation

% of Equities*
Industrials	50.9%
Financials	24.8%
Energy	12.5%
Private Placement	11.8%

Fund Expenses
American Beacon SiM High Yield Opportunities FundSM
February 28, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 14, 2011 (Fund inception) through February 28, 2011.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	2/14/11	2/28/11	2/14/11-2/28/11
Institutional Class
Actual	$1,000.00	$996.20	$0.34
Hypothetical **	$1,000.00	$1,001.71	$0.34

Y Class
Actual	$1,000.00	$996.11	$0.38
Hypothetical **	$1,000.00	$1,001.67	$0.38

Investor Class
Actual	$1,000.00	$996.11	$0.50
Hypothetical **	$1,000.00	$1,001.55	$0.50

A Class
Actual	$1,000.00	$997.02	$0.55
Hypothetical **	$1,000.00	$1,001.50	$0.55

C Class
Actual	$1,000.00	$994.75	$0.85
Hypothetical **	$1,000.00	$1,001.20	$0.85

*	Expenses are equal to the Fund’s annualized expense ratios for the partial period of 0.84%, 0.93%, 1.22%, 1.34% and 2.07% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (15) by days in the year (365) to reflect the since inception period.

**	5% return before expenses.

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCK - 90.23%
CONSUMER DISCRETIONARY - 8.41%
Auto Components - 1.49%
Johnson Controls, Inc.	340	$13,872
Lear Corp.	222	23,488
Magna International, Inc.	531	26,210
TRW Automotive Holdings Corp.A	425	24,140

		87,710

Automobiles - 0.03%
Federal-Mogul Corp.A	85	1,786

Distributors - 0.22%
Genuine Parts Co.	251	13,225

Hotels, Restaurants & Leisure - 0.94%
Icahn Enterprises LP	113	4,859
Las Vegas Sands Corp.A	110	5,130
Marriott International, Inc.	183	7,175
Starbucks Corp.	376	12,400
Starwood Hotels & Resorts Worldwide, Inc.	98	5,988
Wynn Resorts Ltd.	64	7,868
Yum! Brands, Inc.	238	11,979

		55,399

Household Durables - 0.28%
Garmin Ltd.	417	14,157
Stanley Black & Decker, Inc.	29	2,199

		16,356

Internet & Catalog Retail - 0.18%
priceline.com, Inc.A	23	10,439

Media - 3.41%
CBS Corp.	315	7,516
CTC Media, Inc.	75	1,578
John Wiley & Sons, Inc.	135	6,454
Liberty Media Corp - InteractiveA	661	10,616
NetFlix, Inc.A	8	1,653
News Corp.	920	15,980
Omnicom Group, Inc.	150	7,635
Scripps Networks Interactive, Inc.	196	10,180
Shaw Communications, Inc.	1,057	22,556
The McGraw-Hill Cos., Inc.	550	21,274
The Washington Post Co., Class B	17	7,363
Time Warner Cable, Inc.	501	36,162
Viacom, Inc., Class B	1,152	51,449

		200,416

Multiline Retail - 0.32%
Costco Wholesale Corp.	74	5,534
Kohl’s Corp.	158	8,515
Macy’s, Inc.	211	5,043

		19,092

Specialty Retail - 1.01%
AutoZone, Inc.A	23	5,933
Bed Bath & Beyond, Inc.A	133	6,404
Best Buy Co, Inc.	204	6,577
Copart, Inc.A	43	1,806
Ltd Brands, Inc.	164	5,251
Signet Jewelers Ltd.	166	7,282
Staples, Inc.	365	7,775
The Gap, Inc.	318	7,165
The Sherwin-Williams Co.	18	1,478
TJX Cos, Inc.	202	10,074

		59,745

Textiles & Apparel - 0.53%
Coach, Inc.	150	8,238
Gildan Activewear, Inc.	186	5,948
VF Corp.	180	17,221

		31,407

Total Consumer Discretionary		495,575

CONSUMER STAPLES - 5.38%
Beverages - 0.52%
Brown-Forman Corp., Class B	135	9,335
Coca-Cola Enterprises, Inc.	82	2,157
Dr Pepper Snapple Group, Inc.	40	1,442
Molson Coors Brewing Co., Class B	386	17,652

		30,586

Food & Drug Retailing - 0.66%
Mead Johnson Nutrition Co.	106	6,344
Sysco Corp.	899	24,983
The Kroger Co.	324	7,420

		38,747

Food Products - 2.64%
Archer-Daniels-Midland Co.	1,397	51,941
Bunge Ltd.	23	1,660
Campbell Soup Co.	290	9,761
ConAgra Foods, Inc.	74	1,714
Corn Products International, Inc.	121	5,907
Del Monte Foods Co.	137	2,593
General Mills, Inc.	324	12,033
HJ Heinz Co.	164	8,236
Hormel Foods Corp.	512	14,029
Kellogg Co.	324	17,354
McCormick & Co, Inc.	202	9,625
Sara Lee Corp.	110	1,883
Seaboard Corp.	1	2,320
The Hershey Co.	27	1,413
The JM Smucker Co.	209	14,388

		154,857

Household Products - 0.56%
Clorox Co.	26	1,762
Kimberly-Clark Corp.	478	31,500

		33,262

Personal Products - 0.10%
Avon Products, Inc.	221	6,146

Tobacco - 0.90%
Lorillard, Inc.	78	5,988
Reynolds American, Inc.	1,379	47,327

		53,315

Total Consumer Staples		316,913

See accompanying notes

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
ENERGY - 12.82%
Energy Equipment & Services - 1.38%
Baker Hughes, Inc.	221	$15,702
Boardwalk Pipeline Partners LP	309	10,262
Cameron International Corp.A	123	7,273
Diamond Offshore Drilling, Inc.	26	2,034
National Oilwell Varco, Inc.	209	16,629
Noble Corp.	46	2,057
SEACOR Holdings, Inc.	45	4,265
Transocean Ltd.A	165	13,964
Weatherford International Ltd.A	376	9,092

		81,278

Metals & Mining - 0.23%
Cameco Corp.	333	13,566

Oil & Gas - 11.21%
Alliance Holdings GP LP	137	7,554
Anadarko Petroleum Corp.	82	6,710
Buckeye Partners LP	102	6,612
Chesapeake Energy Corp.	330	11,751
El Paso Corp.	1,083	20,144
El Paso Pipeline Partners LP	323	12,177
Enbridge Energy Partners LP	75	5,028
Enbridge, Inc.	767	45,943
Encana Corp.	1,932	62,867
Energy Transfer Equity LP	334	13,423
Enterprise Products Partners LP	542	23,631
EOG Resources, Inc.	127	14,263
EXCO Resources, Inc.	1,843	37,726
Hess Corp.	600	52,218
Magellan Midstream Partners LP	199	12,028
Marathon Oil Corp.	1,349	66,910
Murphy Oil Corp.	174	12,794
Nexen, Inc.	992	27,092
Noble Energy, Inc.	86	7,969
NuStar Energy LP	93	6,524
ONEOK Partners LP	102	8,481
Peabody Energy Corp.	134	8,776
Plains All American Pipeline LP	190	12,439
Southwestern Energy Co.	179	7,067
Spectra Energy Corp.	1,092	29,211
Spectra Energy Partners LP	110	3,616
Sunoco Logistics Partners LP	75	6,637
Talisman Energy, Inc.	790	19,608
The Williams Cos, Inc.	296	8,987
TransCanada Corp.	1,503	60,436
Valero Energy Corp.	289	8,144
Williams Partners LP	658	34,124

		660,890

Total Energy		755,734

FINANCIALS - 20.02%
Banks - 1.01%
BB&T Corp.	350	9,660
BOK Financial Corp.	173	8,884
Commerce Bancshares Inc/Kansas City MO	164	6,586
Fifth Third Bancorp	132	1,927
M&T Bank Corp.	23	2,025
Northern Trust Corp.	123	6,343
PNC Financial Services Group, Inc.	175	10,798
Popular, Inc.	1,228	3,991
Regions Financial Corp.	211	1,612
SunTrust Banks, Inc.	252	7,603

		59,429

Diversified Financials - 5.70%
AllianceBernstein Holding LP	80	1,821
American Capital Ltd.	3,398	31,737
Ameriprise Financial, Inc.	323	20,452
Ares Capital Corp.	948	16,903
BlackRock, Inc.	123	25,091
Capital One Financial Corp.	973	48,426
CME Group, Inc.	33	10,272
Discover Financial Services	89	1,936
Franklin Resources, Inc.	310	38,942
IntercontinentalExchange, Inc.A	15	1,923
Invesco Ltd.	80	2,147
Mastercard, Inc.	64	15,396
Natural Resource Partners LP	170	6,054
NYSE Euronext	43	1,591
Raymond James Financial, Inc.	196	7,511
SEI Investments Co.	237	5,453
SLM Corp.	1,497	22,186
State Street Corp.	1,085	48,521
T Rowe Price Group, Inc.	133	8,908
TD Ameritrade Holding Corp.	96	2,093
The Charles Schwab Corp.	605	11,477
The Western Union Co.	330	7,257

		336,097

Insurance - 12.75%
ACE Ltd.	970	61,353
Aflac, Inc.	602	35,434
Allied World Assurance Co Holdings Ltd.	250	15,428
Alterra Capital Holdings Ltd.	413	8,933
American Financial Group, Inc.	332	11,497
American International Group, Inc.	151	5,596
American National Insurance Co.	46	3,738
AON Corp.	191	10,054
Arch Capital Group Ltd.A	196	17,738
Aspen Insurance Holdings Ltd.	210	6,206
Assurant, Inc.	214	8,695
Assured Guaranty Ltd.	845	12,278
Axis Capital Holdings Ltd.	376	13,656
Chubb Corp.	673	40,838
Cincinnati Financial Corp.	320	10,896
CNA Financial Corp.	841	24,759
Endurance Specialty Holdings Ltd.	176	8,728
Erie Indemnity Co.	75	5,238
Everest Re Group Ltd.	101	8,954
Fidelity National Financial, Inc.	313	4,335
Hartford Financial Services Group, Inc.	57	1,687
HCC Insurance Holdings, Inc.	239	7,442
Lincoln National Corp.	41	1,301
See accompanying notes

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
Loews Corp.	687	$29,713
Manulife Financial Corp.	629	11,882
Markel Corp.A	17	7,066
Marsh & McLennan Cos, Inc.	610	18,568
Mercury General Corp.	130	5,348
PartnerRe Ltd.	288	22,838
Platinum Underwriters Holdings Ltd.	46	1,918
Principal Financial Group, Inc.	41	1,405
ProAssurance Corp.A	31	1,963
Protective Life Corp.	167	4,748
Prudential Financial, Inc.	1,532	100,851
Reinsurance Group of America, Inc.	203	12,259
RenaissanceRe Holdings Ltd.	252	16,889
SGA Societe Generale Acceptance N.V.	21	7,156
StanCorp Financial Group, Inc.	35	1,610
Sun Life Financial, Inc.	1,124	37,362
The Allstate Corp.	191	6,070
The Progressive Corp.	937	19,518
The Travelers Cos., Inc.	986	59,091
Torchmark Corp.	138	9,005
Transatlantic Holdings, Inc.	141	7,181
Unum Group	546	14,485
Validus Holdings Ltd.	307	9,502
Wesco Financial Corp.	1	391
White Mountains Insurance Group Ltd.	1	380
Willis Group Holdings plc	298	11,589
WR Berkley Corp.	292	8,745

		752,317

Real Estate - 0.56%
Brookfield Asset Management, Inc.	607	20,577
Brookfield Properties Corp.	704	12,341

		32,918

Total Financials		1,180,761

HEALTH CARE - 6.51%
Biotechnology - 0.55%
Biogen Idec, Inc.A	122	8,345
Celgene Corp.A	238	12,637
Genzyme Corp.A	133	10,035
Life Technologies Corp.A	29	1,548

		32,565

Health Care Equipment & Supplies - 2.93%
Baxter International, Inc.	296	15,732
Becton Dickinson and Co.	386	30,880
Bio-Rad Laboratories, Inc.A	61	6,964
CareFusion Corp.A	109	2,978
Covidien plc	949	48,825
Hospira, Inc.A	74	3,911
Intuitive Surgical, Inc.A	6	1,968
St Jude Medical, Inc.	168	8,044
Stryker Corp.	627	39,664
Thermo Fisher Scientific, Inc.	202	11,276
Zimmer Holdings, Inc.A	35	2,182

		172,424

Health Care Providers & Services - 2.25%
Aetna, Inc.	204	7,621
Cardinal Health, Inc.	179	7,454
CIGNA Corp.	651	27,388
Coventry Health Care, Inc.A	560	16,912
Express Scripts, Inc.A	264	14,842
Humana, Inc.	514	33,414
McKesson Corp.	127	10,069
Quest Diagnostics, Inc.	29	1,646
WellPoint, Inc.	202	13,427

		132,773

Pharmaceuticals - 0.78%
Allergan Inc/United States	158	11,719
Forest Laboratories, Inc.A	642	20,801
Medco Health Solutions, Inc.A	216	13,314

		45,834

Total Health Care		383,596

INDUSTRIALS - 10.78%
Aerospace & Defense - 5.30%
Alliant Techsystems, Inc.	54	3,897
Elbit Systems Ltd.	148	7,621
General Dynamics Corp.	1,062	80,839
Goodrich Corp.	61	5,260
L-3 Communications Holdings, Inc.	290	22,994
Lockheed Martin Corp.	996	78,843
Northrop Grumman Corp.	730	48,676
Precision Castparts Corp.	73	10,348
Raytheon Co.	967	49,520
Rockwell Collins, Inc.	74	4,769

		312,767

Air Freight & Couriers - 0.44%
CH Robinson Worldwide, Inc.	83	6,008
Expeditors International of Washington, Inc.	106	5,067
FedEx Corp.	162	14,583

		25,658

Airlines - 0.10%
Delta Air Lines, Inc.A	396	4,451
Southwest Airlines Co.	125	1,479

		5,930

Commercial Services & Supplies - 0.84%
Dun & Bradstreet Corp.	26	2,101
Genpact Ltd.A	87	1,214
Pitney Bowes, Inc.	137	3,450
Republic Services, Inc.	196	5,804
Waste Management, Inc.	702	26,015
Weight Watchers International, Inc.	183	11,187

		49,771

Construction & Engineering - 0.21%
Aecom Technology Corp.A	217	6,215
Fluor Corp.	87	6,156

		12,371

Electrical Equipment - 0.43%
AMETEK, Inc.	204	8,558
Cooper Industries plc	27	1,737
First Solar, Inc.A	44	6,485
Hubbell, Inc., Class B	123	8,304

		25,084

See accompanying notes

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
Electronic Equipment & Instruments - 0.08%
Energizer Holdings, Inc.A	40	$2,673
Rockwell Automation, Inc.	23	2,018

		4,691

Industrial Conglomerates - 0.19%
Tyco International Ltd.	248	11,244

Machinery - 2.39%
CNH Global N.V.	311	15,068
Cummins, Inc.	102	10,314
Danaher Corp.	656	33,194
Donaldson Co, Inc.	107	6,024
Dover Corp.	94	6,040
Eaton Corp.	83	9,195
Illinois Tool Works, Inc.	253	13,687
Ingersoll-Rand plc	164	7,429
ITT Corp.	29	1,680
Oshkosh Corp.	619	22,080
PACCAR, Inc.	184	9,224
Parker Hannifin Corp.	80	7,134

		141,069

Road & Rail - 0.80%
Canadian Pacific Railway Ltd.	303	20,598
CSX Corp.	193	14,409
Norfolk Southern Corp.	184	12,067

		47,074

Total Industrials		635,659

INFORMATION TECHNOLOGY - 8.50%
Communications Equipment - 2.41%
Corning, Inc.	4,084	94,178
F5 Networks, Inc.A	40	4,720
Harris Corp.	320	14,931
Juniper Networks, Inc.A	262	11,528
Motorola Mobility Holdings, Inc.A	148	4,470
Motorola Solutions, Inc.	170	6,569
Research In Motion Ltd.A	89	5,886

		142,282

Computers & Peripherals - 0.52%
Dell, Inc.A	981	15,529
NetApp, Inc.A	180	9,299
SanDisk Corp.A	122	6,051

		30,879

Electronic Equipment & Instruments - 1.56%
Agilent Technologies, Inc.A	179	7,532
Amphenol Corp.	29	1,667
Arrow Electronics, Inc.	298	11,682
Avnet, Inc.	379	12,966
AVX Corp.	491	7,831
Ingram Micro, Inc.A	371	7,394
Mettler-Toledo International, Inc.A	43	7,369
Tyco Electronics Ltd.	979	35,283

		91,724

Internet Software & Services - 0.33%
Akamai Technologies, Inc.A	29	1,088
Xerox Corp.	698	7,504
Yahoo! IncA	664	10,889

		19,481

IT Consulting & Services - 1.80%
Accenture plc	544	28,004
Automatic Data Processing, Inc.	250	12,500
Broadridge Financial Solutions, Inc.	66	1,513
CGI Group, Inc.A	844	16,838
Cognizant Technology Solutions Corp.A	155	11,915
Computer Sciences Corp.	441	21,225
Fidelity National Information Services, Inc.	50	1,620
IHS, Inc.A	26	2,176
Lender Processing Services, Inc.	66	2,249
Paychex, Inc.	184	6,188
Total System Services, Inc.	104	1,846

		106,074

Semiconductor Equipment & Products - 0.67%
Altera Corp.	160	6,698
Analog Devices, Inc.	150	5,982
Applied Materials, Inc.	673	11,057
Broadcom Corp.	230	9,481
Marvell Technology Group Ltd.A	329	6,014

		39,232

Software - 1.21%
Activision Blizzard, Inc.	610	6,783
Adobe Systems, Inc.	260	8,970
Amdocs Ltd.A	310	9,251
CA, Inc.	256	6,344
Citrix Systems, Inc.A	94	6,595
DST Systems, Inc.	134	6,834
Intuit, Inc.A	161	8,465
Salesforce.com, Inc.A	68	8,994
Symantec Corp.A	394	7,104
VMware, Inc.A	23	1,924

		71,264

Total Information Technology		500,936

MATERIALS - 3.21%
Chemicals - 1.55%
Agrium, Inc.	80	7,606
Air Products & Chemicals, Inc.	106	9,752
Celanese Corp.	218	9,036
Ecolab, Inc.	115	5,594
International Flavors & Fragrances, Inc.	123	7,005
Lubrizol Corp.	130	14,152
PPG Industries, Inc.	83	7,336
Praxair, Inc.	105	10,435
RPM International, Inc.	80	1,838
Solutia, Inc.A	158	3,667
Terra Nitrogen Co LP	12	1,434
The Scotts Miracle-Gro Co.	36	2,022
Valspar Corp.	178	6,768
Westlake Chemical Corp.	93	4,446

		91,091

Containers & Packaging - 0.60%
Aptargroup, Inc.	127	6,118
See accompanying notes

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
Ball Corp.	345	$12,454
Sealed Air Corp.	282	7,760
Silgan Holdings, Inc.	43	1,569
Sonoco Products Co.	213	7,685

		35,586

Metals & Mining - 0.95%
Agnico-Eagle Mines Ltd.	83	5,839
Alcoa, Inc.	519	8,745
Cliffs Natural Resources, Inc.	26	2,524
Consol Energy, Inc.	36	1,826
Kinross Gold Corp.	1,278	20,268
Newmont Mining Corp.	166	9,175
Nucor Corp.	162	7,770

		56,147

Paper & Forest Products - 0.11%
International Paper Co.	224	6,223

Total Materials		189,047

RIGHTS/WARRANTS - 0.01%
American International Group, Inc.B	51	592

TELECOMMUNICATION SERVICES - 3.42%
Diversified Telecommunication Services - 2.87%
BCE, Inc.	2,497	92,689
CenturyLink, Inc.	296	12,189
Qwest Communications International, Inc.	839	5,722
Rogers Communications, Inc., Class B	1,423	50,232
Sprint Nextel Corp.	1,490	6,511
tw telecom, Inc.A	115	2,139

		169,482

Wireless Telecommunication Services - 0.55%
American Tower Corp.	204	11,008
Crown Castle International Corp.A	148	6,238
Millicom International Cellular S.A.	173	15,155

		32,401

Total Telecommunication Services		201,883

UTILITIES - 11.17%
Electric Utilities - 8.60%
Alliant Energy Corp.	192	7,561
Ameren Corp.	589	16,468
American Electric Power Co, Inc.	942	33,705
American Water Works Co, Inc.	166	4,605
Consolidated Edison, Inc.	484	24,190
Dominion Resources, Inc.	1,006	45,904
DPL, Inc.	259	6,739
DTE Energy Co.	291	13,700
Edison International	804	29,844
Entergy Corp.	429	30,545
Exelon Corp.	1,160	48,442
FirstEnergy Corp.	155	5,937
GenOn Energy, Inc.A	3,216	13,025
Great Plains Energy, Inc.	199	3,821
NextEra Energy, Inc.	1,030	57,135
NSTAR	168	7,585
OGE Energy Corp.	209	10,053
PG&E Corp.	689	31,735
PPL Corp.	712	18,106
Progress Energy, Inc.	513	23,449
Public Service Enterprise Group, Inc.	1,391	45,486
The AES Corp.	132	1,633
Wisconsin Energy Corp.	115	6,808
Xcel Energy, Inc.	859	20,564

		507,040

Gas Utilities - 1.51%
AGL Resources, Inc.	198	7,526
Amerigas Partners LP	123	5,938
Atmos Energy Corp.	190	6,426
Energen Corp.	192	11,731
Kinder Morgan Energy Partners LP	172	12,667
MDU Resources Group, Inc.	361	7,751
National Fuel Gas Co.	101	7,363
Oneok, Inc.	55	3,551
Sempra Energy	233	12,403
Southern Union Co.	226	6,446
UGI Corp.	227	7,239

		89,041

Multi-Utilities - 1.06%
Duke Energy Corp.	2,878	51,776
SCANA Corp.	232	9,391
Vectren Corp.	54	1,421

		62,588

Total Utilities		658,669

Total Common Stock (Cost $4,810,070)		5,319,365

	Shares
SHORT-TERM INVESTMENTS - 5.56% (Cost $327,991)
JPMorgan U.S. Government Money Market Fund	327,991	327,991

TOTAL INVESTMENTS - 95.79% (Cost $5,138,061)		5,647,356
OTHER ASSETS, NET OF LIABILITIES - 4.21%		248,054

TOTAL NET ASSETS - 100.00%		$5,895,410

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	Warrant
See accompanying notes

American Beacon Zebra Large Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)
Futures Contracts

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	250	March, 2011	331,525	$2,581

			331,525	$2,581

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCK - 90.97%
COMMUNICATIONS - 0.05%
Courier Corp.	71	$1,013
Journal Communications, Inc.	266	1,633

Total Communications		2,646

CONSUMER DISCRETIONARY - 10.05%
Auto Components - 0.53%
Cooper Tire & Rubber Co.	181	4,246
Dorman Products, Inc.A	268	9,292
Sauer-Danfoss, Inc.	242	7,388
Standard Motor Products, Inc.	198	2,303
Superior Industries International, Inc.	233	4,632

		27,861

Automobiles - 0.48%
Federal-Mogul Corp.A	1,105	23,216
Thor Industries, Inc.	62	2,061

		25,277

Distributors - 0.04%
Core-Mark Holding Co, Inc.A	62	2,105

Hotels, Restaurants & Leisure - 1.31%
AFC Enterprises, Inc.	360	5,324
Ambassadors Group, Inc.	65	692
Ameristar Casinos, Inc.	71	1,189
Bob Evans Farms, Inc.	148	4,638
Carrols Restaurant Group, Inc.A	198	1,568
CEC Entertainment, Inc.	26	1,006
Churchill Downs, Inc.	70	2,923
Cracker Barrel Old Country Store, Inc.	65	3,240
Denny’s Corp.A	2,128	8,278
Domino’s Pizza, Inc.	72	1,215
Interval Leisure Group, Inc.A	559	9,453
Jack in the Box, Inc.A	65	1,430
Life Time Fitness, Inc.A	125	4,794
National CineMedia, Inc.	62	1,171
Papa John’s International, Inc.A	123	3,589
Speedway Motorsports, Inc.	897	13,115
Texas Roadhouse, Inc.	283	4,805

		68,430

Household Durables - 1.50%
Helen of Troy Ltd.A	578	16,144
HNI Corp.	55	1,745
Interface, Inc.	51	850
Lancaster Colony Corp.	396	22,856
Lifetime Brands, Inc.	30	360
Matthews International Corp.	384	14,266
National Presto Industries, Inc.	103	13,034
Sealy Corp.	604	1,740
The Toro Co.	92	5,741
Universal Electronics, Inc.A	51	1,390

		78,126

Internet & Catalog Retail - 0.66%
Global Sources Ltd.A	209	2,404
HSN, Inc.A	176	5,716
Insight Enterprises, Inc.A	870	15,912
Systemax, Inc.	757	10,341

		34,373

Leisure Equipment & Products - 0.64%
Allegiant Travel Co.	25	1,032
Eastman Kodak Co.	820	2,788
GeoEye, Inc.A	26	1,158
M&F Worldwide Corp.A	1,060	26,299
RC2 Corp.A	107	2,323

		33,600

Media - 2.12%
APAC Customer Services, Inc.A	909	5,327
CKX, Inc.A	383	1,352
Cumulus Media, Inc.A	1,043	5,090
Entercom Communications Corp.	985	12,884
Harte-Hanks, Inc.	833	10,571
Lee Enterprises, Inc.	223	662
Mediacom Communications Corp.A	1,815	16,008
Meredith Corp.	112	3,949
PRIMEDIA, Inc.	1,147	5,345
Scholastic Corp.	728	22,858
Sinclair Broadcast Group, Inc.	864	11,180
The McClatchy Co.	2,119	8,497
The New York Times Co.	443	4,607
Valassis Communications, Inc.	35	988
Warner Music Group Corp.	184	1,106

		110,424

Multiline Retail - 0.35%
99 Cents Only StoresA	78	1,298
Dillard’s, Inc.	73	3,091
Pricesmart, Inc.	332	11,815
QKL Stores, Inc.A	691	2,094

		18,298

Specialty Retail - 1.57%
Aaron’s, Inc.	209	4,920
American Greetings Corp.	45	974
America’s Car-Mart, Inc.A	173	4,287
Books-A-Million, Inc.	129	764
Cabela’s, Inc.A	207	5,616
Casual Male Retail Group, Inc.A	189	807
Destination Maternity Corp.	121	5,457
hhgregg, Inc.A	46	683
Interline Brands, Inc.A	126	2,761
Jo-Ann Stores, Inc.A	86	5,220
JOS A Bank Clothiers, Inc.A	87	4,012
Monro Muffler Brake, Inc.	37	1,209
PC Connection, Inc.A	483	4,106
Penske Automotive Group, Inc.	279	5,682
Regis Corp.	71	1,245
Rent-A-Center, Inc.	196	6,479
Shoe Carnival, Inc.A	184	4,773
The Buckle Inc.	140	5,473
The Cato Corp.	381	9,238
The Finish Line Inc.	62	1,083
Ulta Salon Cosmetics & Fragrance, Inc.A	72	3,005
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
West Marine, Inc.A	420	$4,381

		82,175

Textiles & Apparel - 0.85%
Carter’s, Inc.A	177	5,073
Columbia Sportswear Co.	62	3,893
Delta Apparel, Inc.	71	932
Kid Brands, Inc.	539	5,045
Steven Madden Ltd.	87	3,753
The Timberland Co.	46	1,699
Unifi, Inc.	167	3,171
Unifirst Corp.	253	14,270
Weyco Group, Inc.	51	1,299
Wolverine World Wide, Inc.	146	5,367

		44,502

Total Consumer Discretionary		525,171

CONSUMER STAPLES - 4.72%
Beverages - 0.25%
Coca-Cola Bottling Co Consolidated	101	5,828
National Beverage Corp.	567	7,195

		13,023

Food & Drug Retailing - 0.99%
Arden Group, Inc.	45	3,501
Ingles Markets, Inc.	206	3,961
Ruddick Corp.	146	5,358
Seneca Foods Corp.A	255	7,173
Spartan Stores, Inc.	369	5,561
SUPERVALU, Inc.	392	3,383
United Natural Foods, Inc.A	138	5,858
Village Super Market, Inc.	35	1,051
Weis Markets, Inc.	397	15,750

		51,596

Food Products - 2.16%
American Lorain Corp.	1,315	3,577
Cal-Maine Foods, Inc.	375	10,826
Diamond Foods, Inc.	26	1,325
Fresh Del Monte Produce, Inc.	1,070	30,580
J&J Snack Foods Corp.	220	9,673
Pilgrim’s Pride Corp.	3,359	25,898
Sanderson Farms, Inc.	26	1,075
SkyPeople Fruit Juice, Inc.A	870	4,289
Snyders-Lance, Inc.	36	656
SunOpta, Inc.A	375	2,576
The Hain Celestial Group IncA	51	1,521
Tootsie Roll Industries, Inc.	301	8,609
TreeHouse Foods, Inc.A	108	5,634
USANA Health Sciences, Inc.A	207	7,208

		113,447

Household Products - 0.14%
Prestige Brands Holdings, Inc.A	653	7,196

Personal Products - 0.56%
Nu Skin Enterprises, Inc.	73	2,330
Revlon, Inc.A	1,151	17,197
Steiner Leisure Ltd.A	209	9,856

		29,383

Tobacco - 0.62%
Alliance One International, Inc.	4,967	18,030
Universal Corp.	191	7,988
Vector Group Ltd.	362	6,114

		32,132

Total Consumer Staples		246,777

ENERGY - 7.72%
Energy Equipment & Services - 0.28%
Bristow Group, Inc.	112	5,366
Gulf Island Fabrication, Inc.	72	2,230
Matrix Service Co.A	209	2,918
Newpark Resources, Inc.A	107	747
Unit Corp.A	57	3,392

		14,653

Oil & Gas - 7.44%
Aegean Marine Petroleum Network, Inc.	57	498
Apco Oil and Gas International, Inc.	225	18,212
Berry Petroleum Co.	62	3,223
BreitBurn Energy Partners LP	631	14,033
Brookfield Infrastructure Partners LP	435	9,822
Buckeye Partners LP	49	3,176
Callon Petroleum Co.A	2,242	18,788
China Integrated Energy, Inc.A	1,129	7,113
Contango Oil & Gas Co.A	15	919
DCP Midstream Partners LP	118	4,987
Duncan Energy Partners LP	687	27,982
Encore Energy Partners LP	55	1,244
EV Energy Partner LP	353	16,104
Ferrellgas Partners LP	305	8,659
Gastar Exploration Ltd.A	3,019	14,944
Genesis Energy LP	46	1,342
Georesources, Inc.A	193	6,074
Global Partners LP	172	4,696
Gran Tierra Energy, Inc.A	717	6,654
Gulfport Energy Corp.A	191	5,652
Harvest Natural Resources, Inc.A	257	3,829
Holly Energy Partners LP	176	10,498
Hugoton Royalty TrustB	483	10,578
Knightsbridge Tankers Ltd.	123	3,000
North European Oil Royalty TrustB	122	3,765
NuStar GP Holdings LLC	474	17,495
Penn Virginia GP Holdings LP	84	2,234
Permian Basin Royalty TrustB	532	11,608
Pioneer Southwest Energy Partners LP	705	23,378
Sabine Royalty TrustB	180	11,624
San Juan Basin Royalty TrustB	382	9,676
Teekay LNG Partners LP	398	15,156
Teekay Offshore Partners LP	326	9,379
Texas Pacific Land TrustB	15	678
Transglobe Energy Corp.A	550	8,008
Transmontaigne Partners LP	183	7,280
Vaalco Energy, Inc.	437	3,505
Venoco, Inc.A	65	1,199
W&T Offshore, Inc.	1,571	40,107
Warren Resources, Inc.A	890	4,379
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
Western Gas Partners LP	468	$16,960

		388,458

Total Energy		403,111

FINANCIALS - 25.24%
Banks - 7.25%
1st Source Corp.	315	6,165
Alliance Financial Corp.	12	381
Ames National Corp.	21	395
Arrow Financial Corp.	154	3,856
Bancfirst Corp.	216	9,081
Banco Latinoamericano de Comercio Exterior S.A.	426	7,157
Bank of Marin Bancorp	12	435
Beneficial Mutual Bancorp, Inc.A	287	2,583
BofI Holding, Inc.A	298	4,506
Bryn Mawr Bank Corp.	62	1,299
Camden National Corp.	129	4,340
Cardinal Financial Corp.	294	3,272
Chemical Financial Corp.	109	2,193
Citizens & Northern Corp.	142	2,231
City Holding Co.	199	6,816
CNB Financial Corp.	73	1,032
Community Bank System, Inc.	388	9,762
Community Trust Bancorp, Inc.	210	6,008
CVB Financial Corp.	126	1,053
Danvers Bancorp, Inc.	62	1,354
Dime Community Bancshares, Inc.	533	8,272
Eagle Bancorp, Inc.	57	844
ESB Financial Corp.	90	1,247
Financial Institutions, Inc.	196	3,781
First Bancorp/Troy NC	99	1,459
First Citizens BancShares, Inc.	101	20,402
First Financial Bancorp	71	1,202
First Financial Bankshares, Inc.	211	10,592
First Financial Corp.	149	4,829
FirstMerit Corp.	184	3,137
Flushing Financial Corp.	494	7,074
FNB Corp.	137	1,374
Fulton Financial Corp.	334	3,637
German American Bancorp, Inc.	65	1,123
Great Southern Bancorp, Inc.	144	3,086
Hancock Holding Co.	45	1,560
Heartland Financial USA, Inc.	214	3,632
Home Bancshares, Inc.	270	6,083
Iberiabank Corp.	47	2,693
Independent Bank Corp/Rockland MA	279	7,586
International Bancshares Corp.	1,391	26,554
Investors Bancorp, Inc.A	78	1,056
Kearny Financial Corp.	123	1,208
Lakeland Bancorp, Inc.	113	1,088
Lakeland Financial Corp.	183	4,103
Merchants Bancshares, Inc.	115	2,933
Meridian Interstate Bancorp, Inc.A	84	1,092
NASB Financial, Inc.	55	829
National Bankshares, Inc.	45	1,305
NBT Bancorp, Inc.	499	11,103
NewAlliance Bancshares, Inc.	302	4,723
Northfield Bancorp, Inc.	329	4,405
Northwest Bancshares, Inc.	133	1,615
OceanFirst Financial Corp.	117	1,622
Ocwen Financial Corp.A	119	1,259
Orrstown Financial Services, Inc.	45	1,238
Park National Corp.	193	12,705
Prosperity Bancshares, Inc.	134	5,470
Provident Financial Services, Inc.	72	1,066
Provident New York Bancorp	453	4,294
Renasant Corp.	84	1,350
Rockville Financial, Inc.	55	890
S&T Bancorp, Inc.	322	7,181
Signature Bank/New York NYA	113	5,864
Simmons First National Corp.	181	5,209
Southside Bancshares, Inc.	396	9,033
Suffolk Bancorp	55	1,132
SY Bancorp, Inc.	165	4,092
TCF Financial Corp.	241	3,911
The First of Long Island Corp.	131	3,537
Tompkins Financial Corp.	176	7,216
TowneBank/Portsmouth VA	284	4,229
Trustco Bank Corp NY	960	5,789
Trustmark Corp.	180	4,221
UMB Financial Corp.	472	18,823
Union First Market Bankshares Corp.	304	3,499
United Bankshares, Inc.	437	12,516
Univest Corp of Pennsylvania	98	1,768
ViewPoint Financial Group	103	1,368
Washington Federal, Inc.	190	3,376
Washington Trust Bancorp, Inc.	217	4,987
WesBanco, Inc.	352	7,336
Westamerica Bancorporation	83	4,281

		378,808

Diversified Financials - 4.77%
Advance America Cash Advance Centers, Inc.	2,168	11,664
BGC Partners, Inc.	887	8,480
BlackRock Kelso Capital Corp.	1,434	17,825
Capital Southwest Corp.	129	12,892
Capitol Federal Financial, Inc.	262	3,312
Cash America International, Inc.	35	1,495
Cass Information Systems, Inc.	119	4,647
CBIZ, Inc.A	841	5,954
Cohen & Steers, Inc.	51	1,489
Credit Acceptance Corp.A	514	36,287
Encore Capital Group, Inc.A	351	9,558
Epoch Holding Corp.	83	1,306
Euronet Worldwide, Inc.A	46	831
ExlService Holdings, Inc.A	245	5,444
Ezcorp, Inc.	134	3,843
Fair Isaac Corp.	51	1,425
First Cash Financial Services, Inc.A	36	1,179
GAMCO Investors, Inc.	26	1,207
Intl. FCStone, Inc.A	42	1,017
KBW, Inc.	42	1,075
Knight Capital Group, Inc.A	279	3,909
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
Main Street Capital Corp.	311	$6,127
MarketAxess Holdings, Inc.	107	2,289
Nelnet, Inc.	1,321	29,497
Och-Ziff Capital Management Group LLC	1,485	23,923
Oppenheimer Holdings, Inc.	400	13,128
optionsXpress Holdings, Inc.	71	1,151
PennantPark Investment Corp.	653	8,293
Portfolio Recovery Associates, Inc.	21	1,750
Prospect Capital Corp.	90	1,093
Rodman & Renshaw Capital Group, Inc.	447	992
Stifel Financial Corp.	98	7,031
Student Loan Corp.A	447	1,118
TICC Capital Corp.	895	11,295
Westwood Holdings Group, Inc.	15	563
Wright Express Corp.A	115	5,865

		248,954

Insurance - 12.62%
American Safety Insurance Holdings Ltd.	261	5,572
AMERISAFE, Inc.A	336	6,707
Amtrust Financial Services, Inc.	1,706	32,806
Argo Group International Holdings Ltd.	582	22,168
Baldwin & Lyons, Inc., Class B	236	5,756
Citizens, Inc.A	234	1,746
CNA Surety Corp.	1,025	25,912
CNO Financial Group, Inc.A	765	5,539
Crawford & Co., Class B	330	1,452
Delphi Financial Group, Inc.	842	26,068
Donegal Group, Inc.	139	1,774
EMC Insurance Group, Inc.	445	10,862
Employers Holdings, Inc.	696	14,004
Enstar Group Ltd.A	360	30,190
FBL Financial Group, Inc.	727	22,711
Flagstone Reinsurance Holdings SA	2,976	33,926
FPIC Insurance Group, Inc.A	165	6,214
Greenlight Capital Re Ltd.A	702	20,316
Hallmark Financial ServicesA	185	1,665
Harleysville Group, Inc.	441	16,119
Horace Mann Educators Corp.	961	16,289
Infinity Property & Casualty Corp.	303	18,395
Kansas City Life Insurance Co.	127	4,336
Life Partners Holdings, Inc.	306	2,528
Maiden Holdings Ltd.	1,781	14,230
Meadowbrook Insurance Group, Inc.	1,160	11,786
Mercer Insurance Group, Inc.	69	1,939
Montpelier Re Holdings Ltd.	2,525	50,928
National Interstate Corp.	421	8,774
National Western Life Insurance Co.	77	13,466
Old Republic International Corp.	108	1,350
OneBeacon Insurance Group Ltd.	528	7,234
Platinum Underwriters Holdings Ltd.	579	24,144
Presidential Life Corp.	410	4,108
ProAssurance Corp.A	351	22,229
RLI Corp.	312	17,912
Safety Insurance Group, Inc.	186	8,950
Selective Insurance Group, Inc.	651	11,835
State Auto Financial Corp.	283	4,890
The Navigators Group IncA	235	12,328
Tower Group, Inc.	488	13,264
United Fire & Casualty Co.	279	5,773
Unitrin, Inc.	1,395	40,860
Universal American Corp.	2,104	43,300
Universal Insurance Holdings, Inc.	1,091	6,295

		658,650

Real Estate - 0.60%
MI Developments, Inc.	533	14,844
WP Carey & Co LLC	482	16,349

		31,193

Total Financials		1,317,605

HEALTH CARE - 7.21%
Biotechnology - 0.35%
Cubist Pharmaceuticals, Inc.A	180	3,947
Myriad Genetics, Inc.A	72	1,333
Neogen Corp.A	26	972
Polypore International, Inc.A	135	7,890
Viropharma, Inc.A	235	4,214

		18,356

Health Care Equipment & Supplies - 1.59%
Align Technology, Inc.A	57	1,188
American Medical Systems Holdings, Inc.A	232	5,083
Atrion Corp.	28	4,938
Exactech, Inc.A	71	1,345
Haemonetics Corp.A	77	4,747
Hillenbrand, Inc.	1,033	22,469
Immucor, Inc.A	209	4,069
Integra LifeSciences Holdings Corp.A	87	4,363
Invacare Corp.	36	1,065
Masimo Corp.	179	5,395
Meridian Bioscience, Inc.	46	992
Mine Safety Appliances Co.	353	12,754
Nutraceutical International Corp.A	84	1,243
Orthofix International NVA	78	2,465
West Pharmaceutical Services, Inc.	211	8,674
Winner Medical Group, Inc.A	200	1,040
Young Innovations, Inc.	35	1,108

		82,938

Health Care Providers & Services - 3.39%
Amsurg Corp.A	521	12,311
Assisted Living Concepts, Inc.A	35	1,258
Centene Corp.A	154	4,692
Continucare Corp.	971	5,496
Corvel Corp.A	138	6,831
Emergency Medical Services Corp.A	91	5,747
Five Star Quality Care, Inc.A	595	4,177
Hanger Orthopedic Group, Inc.A	164	4,412
HealthSouth Corp.A	290	7,021
Healthspring, Inc.A	1,186	44,642
Healthways, Inc.A	536	7,488
LifePoint Hospitals, Inc.A	93	3,625
Magellan Health Services, Inc.A	103	4,942
MAXIMUS, Inc.	21	1,554
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
Metropolitan Health Networks, Inc.A	1,105	$5,492
Molina Healthcare, Inc.A	35	1,226
National Healthcare Corp.	191	9,092
Owens & Minor, Inc.	115	3,588
Parexel International Corp.A	71	1,666
PSS World Medical, Inc.A	71	1,847
Rural/Metro Corp.A	107	1,604
Skilled Healthcare Group, Inc.A	896	12,284
The Ensign Group Inc.	358	10,887
Triple-S Management Corp., Class BA	580	11,461
US Physical Therapy, Inc.	42	830
WellCare Health Plans, Inc.A	79	2,966

		177,139

Pharmaceuticals - 1.88%
Ariad Pharmaceuticals, Inc.A	3,872	23,271
China Biologic Products, Inc.A	355	5,978
China Pharma Holdings, Inc.A	1,521	4,228
Impax Laboratories, Inc.A	2,310	47,562
ISTA Pharmaceuticals, Inc.A	567	4,372
Medicis Pharmaceutical Corp.	109	3,498
MWI Veterinary Supply, Inc.A	42	2,907
Par Pharmaceutical Cos, Inc.	108	3,335
Santarus, Inc.A	998	3,184

		98,335

Total Health Care		376,768

INDUSTRIALS - 16.38%
Aerospace & Defense - 1.38%
Cubic Corp.	298	14,992
Curtiss-Wright Corp.	645	23,801
Ducommun, Inc.	62	1,387
Hexcel Corp.	180	3,339
Moog, Inc.	543	24,658
Orbital Sciences Corp.A	71	1,263
World Fuel Services Corp.	62	2,569

		72,009

Air Freight & Couriers - 0.30%
Air Transport Services Group, Inc.A	1,214	9,530
HUB Group, Inc.A	112	3,916
UTi Worldwide, Inc.	119	2,368

		15,814

Airlines - 0.91%
Aircastle Ltd.	1,578	19,062
Alaska Air Group, Inc.	42	2,497
Copa Holdings SA	97	5,173
Pinnacle Airlines Corp.A	683	4,132
Skywest, Inc.	857	14,141
US Airways Group, Inc.A	298	2,566

		47,571

Building Products - 0.26%
AAON, Inc.	172	5,280
Griffon Corp.A	72	868
Insituform Technologies, Inc.A	46	1,189
Simpson Manufacturing Co, Inc.	146	4,224
Watsco, Inc.	35	2,260

		13,821

Commercial Services & Supplies - 3.53%
ABM Industries, Inc.	277	7,377
Arbitron, Inc.	30	1,194
Atlas Air Worldwide Holdings, Inc.A	78	5,326
Career Education Corp.A	246	5,931
China Education Alliance, Inc.A	265	578
Clean Harbors, Inc.A	30	2,756
Convergys Corp.A	375	5,276
CoStar Group, Inc.A	25	1,417
Deluxe Corp.	1,263	32,269
Dice Holdings, Inc.A	454	6,233
Electro Rent Corp.	78	1,249
Ennis, Inc.	495	8,044
G&K Services, Inc.	182	5,900
Healthcare Services Group, Inc.	72	1,271
Herman Miller, Inc.	176	4,741
Iconix Brand Group, Inc.A	217	4,796
Landauer, Inc.	78	4,906
McGrath Rentcorp	262	7,208
MedQuist, Inc.	812	7,267
Monotype Imaging Holdings, Inc.A	133	1,780
Multi-Color Corp.	199	3,691
PHI, Inc.	73	1,570
Pre-Paid Legal Services, Inc.	155	10,221
Schawk, Inc.	334	6,035
Standard Parking Corp.A	65	1,180
TAL International Group, Inc.	36	1,256
TeleTech Holdings, Inc.A	694	15,809
Tetra Tech, Inc.A	184	4,324
The Brink’s Co.	55	1,698
The Corporate Executive Board Co.	42	1,683
The Geo Group IncA	196	4,984
United Stationers, Inc.	158	10,652
VSE Corp.	144	3,904
Willis Lease Finance Corp.A	95	1,252

		183,778

Construction & Engineering - 0.70%
EMCOR Group, Inc.A	198	6,308
Hill International, Inc.A	214	1,134
MasTec, Inc.A	92	1,713
Michael Baker Corp.	115	3,619
Tutor Perini Corp.	1,009	24,035

		36,809

Diversified Manufacturing - 0.03%
Barnes Group, Inc.	65	1,383

Electrical Equipment - 1.48%
AO Smith Corp.	111	4,464
Belden, Inc.	140	5,128
Brady Corp.	576	20,587
Chase Corp.	35	568
EnerSysA	146	5,183
Franklin Electric Co, Inc.	26	1,105
GT Solar International, Inc.A	731	7,814
II-VI, Inc.	91	4,658
IPG Photonics Corp.A	140	7,969
LaBarge, Inc.	259	4,061
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
Powell Industries, Inc.A	226	$8,451
Preformed Line Products Co.	104	7,382

		77,370

Industrial Conglomerates - 1.09%
Chemed Corp.	234	15,313
China Yida Holding Co.A	334	2,839
GATX Corp.	140	4,857
Park-Ohio Holdings Corp.	111	2,451
Raven Industries, Inc.	193	10,472
ShengdaTech, Inc.A	915	3,797
Standex International Corp.	182	6,237
Tredegar Corp.	115	2,245
Trimas Corp.A	427	8,783

		56,994

Machinery - 2.14%
3D Systems Corp.A	142	6,951
Actuant Corp.	207	5,858
Alamo Group, Inc.	45	1,311
Ampco-Pittsburgh Corp.	237	6,285
Applied Industrial Technologies, Inc.	130	4,165
Blount International, Inc.A	644	9,789
Briggs & Stratton Corp.	62	1,248
Colfax Corp.A	437	9,693
Dionex Corp.A	51	6,009
ESCO Technologies, Inc.	30	1,149
Esterline Technologies Corp.	90	6,441
Hollysys Automation Technologies Ltd.A.	509	7,660
John Bean Technologies Corp.	336	6,374
Kaydon Corp.	103	4,042
LB Foster Co.	112	4,704
Middleby Corp.	54	4,842
Mueller Industries, Inc.	148	5,029
NACCO Industries, Inc.	98	12,205
Robbins & Myers, Inc.	36	1,535
The Gorman-Rupp Co.	144	5,376
Watts Water Technologies, Inc.	35	1,369

		112,035

Marine - 3.02%
Alexander & Baldwin, Inc.	120	5,033
CAI International, Inc.A	217	4,596
Diana Containerships, Inc.A	3	36
Diana Shipping, Inc.	99	1,234
Excel Maritime Carriers Ltd.	9,286	48,472
Gulfmark Offshore, Inc.A	30	1,331
Navios Maritime Holdings, Inc.	3,272	18,552
Navios Maritime Partners LP	215	4,270
Paragon Shipping, Inc.	2,291	7,217
Safe Bulkers, Inc.	2,974	27,212
Ship Finance International Ltd.	1,811	37,651
StealthGas, Inc.	239	1,671

		157,275

Road & Rail - 0.99%
Amerco, Inc.A	377	36,415
Forward Air Corp.	35	1,037
Genesee & Wyoming, Inc.A	117	6,095
Heartland Express, Inc.	275	4,562
Old Dominion Freight Line, Inc.A	103	3,170
Universal Truckload Services, Inc.	25	402

		51,681

Trading Companies & Distributors - 0.55%
Textainer Group Holdings Ltd.	733	25,912
WESCO International, Inc.A	51	2,969

		28,881

Total Industrials		855,421

INFORMATION TECHNOLOGY - 7.88%
Communications Equipment - 0.86%
Anaren, Inc.A	62	1,316
Anixter International, Inc.	42	3,008
Arris Group, Inc.A	378	4,990
Bel Fuse, Inc., Class B	46	1,007
Black Box Corp.	255	9,738
Gilat Satellite Networks Ltd.A	979	4,924
InterDigital, Inc.	131	6,246
IxiaA	78	1,369
Plantronics, Inc.	144	5,024
Symmetricom, Inc.A	553	3,130
TekelecA	83	637
Viasat, Inc.A	46	1,914
Westell Technologies, Inc.A	433	1,416

		44,719

Computers & Peripherals - 0.10%
Mercury Computer Systems, Inc.A	265	5,030

Electronic Equipment & Instruments - 2.58%
Advanced Battery Technologies, Inc.A	582	2,258
Benchmark Electronics, Inc.A	564	10,637
Celestica, Inc.A	380	4,503
Checkpoint Systems, Inc.	46	1,002
Coherent, Inc.A	30	1,853
CTS Corp.	401	4,756
ePlus, Inc.A	180	5,116
Hittite Microwave Corp.A	91	5,586
Intevac, Inc.A	237	3,026
Littelfuse, Inc.	264	13,947
Measurement Specialties, Inc.A	139	4,301
Multi-Fineline Electronix, Inc.A	306	8,758
Orbotech Ltd.	342	4,815
Park Electrochemical Corp.	220	6,996
Plexus Corp.A	46	1,446
Richardson Electronics Ltd/United States	246	3,198
Rogers Corp.	209	9,856
Scansource, Inc.A	318	11,617
Teledyne Technologies, Inc.A	533	27,912
Vishay Intertechnology, Inc.A	205	3,577

		135,160

Internet Software & Services - 0.78%
Earthlink, Inc.	129	1,062
EasyLink Services International Corp.A.	532	2,218
Internet Capital Group, Inc.A	1,376	18,837
j2 Global Communications, Inc.A	287	8,349
K12, Inc.A	36	1,211
Netgear, Inc.A	42	1,378
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
United Online, Inc.	645	$3,876
ValueClick, Inc.A	245	3,658

		40,589

IT Consulting & Services - 1.18%
Acxiom Corp.	241	4,131
CACI International, Inc.A	91	5,398
Ciber, Inc.A	347	1,620
Exponent, Inc.A	148	5,824
Forrester Research, Inc.	26	941
iGate Corp.	292	5,285
Mantech International Corp.A	26	1,123
Sapient Corp.	541	6,411
SRA International, Inc.A	251	6,835
Telvent GIT SA	713	20,613
Unisys Corp.	51	1,895
Virtusa Corp.A	83	1,402

		61,478

Semiconductor Equipment & Products - 1.90%
Amkor Technology, Inc.A	6,835	50,375
Bank Vontobel AGA	184	4,357
Brooks Automation, Inc.A	664	8,333
Cabot Microelectronics Corp.A	26	1,269
Cymer, Inc.A	35	1,771
International Rectifier Corp.A	84	2,700
IXYS Corp.	209	2,596
Microsemi Corp.	99	2,181
MKS Instruments, Inc.	821	24,646
Power Integrations, Inc.	35	1,394

		99,622

Software - 0.48%
Advent Software, Inc.A	156	4,524
Blackbaud, Inc.	51	1,357
Cognex Corp.	46	1,284
Deltek, Inc.A	612	4,461
MicroStrategy, Inc.A	11	1,307
Netscout Systems, Inc.A	51	1,274
Progress Software Corp.A	196	5,756
Renaissance Learning, Inc.	477	5,123

		25,086

Total Information Technology		411,684

MATERIALS - 5.68%
Chemicals - 3.22%
Arch Chemicals, Inc.	351	12,618
Balchem Corp.	35	1,260
Calgon Carbon Corp.	71	997
Ferro Corp.	103	1,640
Gulf Resources, Inc.A	807	7,231
Hawkins, Inc.	136	5,205
HB Fuller Co.	674	14,525
Innospec, Inc.	849	22,761
Kronos Worldwide, Inc.	221	10,940
Minerals Technologies, Inc.	21	1,362
NewMarket Corp.	41	5,253
NL Industries, Inc.	401	5,482
Olin Corp.	240	4,466
OM Group, Inc.	91	3,202
Omnova Solutions, Inc.	895	6,301
PolyOne Corp.	507	7,037
Sensient Technologies Corp.	567	18,926
Stepan Co.	170	11,932
Terra Nitrogen Co LP	160	19,117
WD-40 Co.	187	7,603

		167,858

Construction Materials - 0.07%
United States Lime & Minerals, Inc.	96	3,873

Containers & Packaging - 1.11%
Graphic Packaging Holding Co.A	3,870	20,124
Greif, Inc.	371	23,989
KapStone Paper and Packaging Corp.A	814	13,960

		58,073

Metals & Mining - 0.79%
AMCOL International Corp.	335	10,455
China Valves Technology, Inc.A	574	3,501
Fushi Copperweld, Inc.A	889	8,650
Harry Winston Diamond Corp.	92	1,126
Kaiser Aluminum Corp.	25	1,263
Penn Virginia Resource Partners LP	459	13,119
Taseko Mines Ltd.A	221	1,395
Worthington Industries, Inc.	92	1,781

		41,290

Paper & Forest Products - 0.49%
Clearwater Paper Corp.A	12	952
Mercer International, Inc.	1,412	19,585
Wausau Paper Corp.	649	5,211

		25,748

Total Materials		296,842

TELECOMMUNICATION SERVICES - 2.19%
Diversified Telecommunication - 0.08%
Hughes Communications, Inc.A	67	4,013

Diversified Telecommunication Services - 1.70%
AboveNet, Inc.	78	5,061
Atlantic Tele-Network, Inc.	62	2,417
B Communications Ltd.	83	2,686
Cincinnati Bell, Inc.	5,626	14,853
EchoStar Corp.A	482	16,725
Global Crossing Ltd.A	72	1,134
HickoryTech Corp.	62	633
Loral Space & Communications, Inc.A	454	34,350
Premiere Global Services, Inc.A	898	6,026
Shenandoah Telecommunications Co.	293	5,128

		89,013

Wireless Telecommunication Services - 0.41%
NTELOS Holdings Corp.	532	10,331
Telephone & Data Systems, Inc.	147	4,947
USA Mobility, Inc.	409	6,102

		21,380

Total Telecommunication Services		114,406

UTILITIES - 3.85%
Electric Utilities - 2.04%
Allete, Inc.	442	16,708
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
Black Hills Corp.	117	$3,606
Central Vermont Public Service Corp.	51	1,084
CH Energy Group, Inc.	190	9,321
Cleco Corp.	109	3,526
El Paso Electric Co.	635	17,844
GenOn Energy, Inc.A	493	1,997
IDACORP, Inc.	89	3,359
MGE Energy, Inc.	287	11,758
NorthWestern Corp.	45	1,337
Ormat Technologies, Inc.	55	1,378
PNM Resources, Inc.	103	1,371
Portland General Electric Co.	229	5,363
The Empire District Electric Co.	46	995
UIL Holdings Corp.	234	7,193
Unisource Energy Corp.	542	19,762

		106,602

Gas Utilities - 1.39%
Chesapeake Utilities Corp.	136	5,554
New Jersey Resources Corp.	344	14,390
Northwest Natural Gas Co.	294	13,818
South Jersey Industries, Inc.	118	6,473
Southwest Gas Corp.	576	22,389
The Laclede Group Inc.	256	9,956

		72,580

Multi-Utilities - 0.31%
Avista Corp.	717	16,003

Water Utilities - 0.11%
California Water Service Group	25	882
Middlesex Water Co.	62	1,164
SJW Corp.	149	3,698

		5,744

Total Utilities		200,929

Total Common Stock (Cost $4,222,080)		4,751,360

	Shares
SHORT-TERM INVESTMENTS - 4.81% (Cost $251,489)
JPMorgan U.S. Government Money Market Fund	251,489	251,489

TOTAL INVESTMENTS - 95.78% (Cost $4,473,569)		5,002,849
OTHER ASSETS, NET OF LIABILITIES - 4.22%		220,253

TOTAL NET ASSETS - 100.00%		$5,223,102

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	Royalty Trust
See accompanying notes

American Beacon Zebra Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)
Futures Contracts

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
Russell 2000 Mini Index Future	300	March, 2011	246,870	$3,044

			246,870	$3,044

See accompanying notes

American Beacon Evercore Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCK - 95.43%
CONSUMER DISCRETIONARY - 15.03%
Auto Components - 3.64%
Federal Signal Corp.	8,550	$55,319
Stoneridge, Inc.A	2,101	31,683

		87,002

Household Durables - 2.69%
La-Z-Boy, Inc.	6,410	64,356

Media - 3.24%
Entercom Communications Corp.	5,924	77,486

Specialty Retail - 5.46%
Asbury Automotive Group, Inc.	3,580	66,051
Talbots, Inc.	10,300	64,375

		130,426

Total Consumer Discretionary		359,270

CONSUMER STAPLES - 5.35%
Food Products - 3.77%
Snyders-Lance, Inc.	3,700	67,413
TreeHouse Foods, Inc.A	440	22,955

		90,368

Personal Products - 1.58%
Nu Skin Enterprises, Inc.	1,180	37,666

Total Consumer Staples		128,034

ENERGY - 8.86%
Energy Equipment & Services - 2.43%
Newpark Resources, Inc.A	8,320	58,074

Oil & Gas - 6.43%
Comstock Resources, Inc.A	2,900	76,995
SM Energy Co.	1,060	76,818

		153,813

Total Energy		211,887

FINANCIALS - 25.33%
Banks - 13.10%
Eagle Bancorp, Inc.	3,533	52,288
First Midwest Bancorp, Inc.	4,330	52,263
Oriental Financial Group, Inc.	4,950	59,252
PrivateBancorp, Inc.	4,260	61,002
Sterling Bancorp	4,820	48,393
Synovus Financial Corp.	15,750	40,163

		313,361

Diversified Financials - 12.23%
Affiliated Managers Group, Inc.A	660	70,455
CapitalSource, Inc.	3,450	26,151
CBIZ, Inc.A	8,387	59,380
FBR Capital Markets Corp.A	16,840	62,645
MF Global Holdings Ltd.A	8,500	73,695

		292,326

Total Financials		605,687

HEALTH CARE - 7.87%
Health Care Equipment & Supplies - 2.60%
Orthofix International NVA	1,970	62,252

Health Care Providers & Services - 5.27%
BioScrip, Inc.A	13,640	57,561
Healthspring, Inc.A	1,816	68,354

		125,915

Total Health Care		188,167

INDUSTRIALS - 16.14%
Commercial Services & Supplies - 7.69%
Atlas Air Worldwide Holdings, Inc.A	930	63,500
Bally Technologies, Inc.A	1,349	52,112
Convergys Corp.A	4,840	68,099

		183,711

Construction & Engineering - 3.22%
MasTec, Inc.A	4,130	76,901

Machinery - 2.85%
Albany International Corp.	2,800	68,208

Road & Rail - 2.38%
Swift Transporation Co.A	3,953	57,002

Total Industrials		385,822

INFORMATION TECHNOLOGY - 10.20%
Computers & Peripherals - 2.42%
SMART Modular Technologies WWH, Inc.A	8,361	57,942

Electronic Equipment & Instruments - 2.46%
Kopin Corp.A	13,391	58,786

Semiconductor Equipment & Products - 2.49%
FSI International, Inc.A	15,360	59,443

Software - 2.83%
Emdeon, Inc.A	4,312	67,699

Total Information Technology		243,870

MATERIALS - 2.90%
Solutia, Inc.A	2,990	69,398

TELECOMMUNICATION SERVICES - 3.75%
Aviat Networks, Inc.A	14,660	89,573

Total Common Stock (Cost $1,914,100)		2,281,708

	Shares
SHORT-TERM INVESTMENTS - 3.50% (Cost $83,746)
JPMorgan U.S. Government Money Market Fund	83,746	83,746

TOTAL INVESTMENTS - 98.93% (Cost $1,997,846)		2,365,454
OTHER ASSETS, NET OF LIABILITIES - 1.07%		25,664

TOTAL NET ASSETS - 100.00%		$2,391,117

Percentages are stated as a percent of net assets.

A	Non-income producing security.
See accompanying notes

American Beacon Evercore Small Cap Equity FundSM
Schedule of Investments
February 28, 2011 (Unaudited)
Futures Contracts

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
Russell 2000 Mini Index Future	100	March, 2011	82,290	$1,619

			82,290	$1,619

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCK - 7.94%
ENERGY - 1.44%
Teekay LNG Partners LP	$3,100	$118,048

FINANCIALS - 2.88%
Annaly Capital Management, Inc.A	5,800	103,994
Omega Healthcare Investors, Inc.A	5,500	131,835

Total Financials		235,829

INDUSTRIALS - 2.25%
New Flyer Industries, Inc.	15,000	184,653

PRIVATE PLACEMENT - 1.37%
Student Transportation, Inc.	16,100	112,189

Total Common Stock (Cost $639,837)		650,719

PREFERRED STOCK - 3.65% (Cost $301,500)
INDUSTRIALS - 3.65%
Continental Airlines Finance Trust II	7,500	299,063

	Par Amount
SOVEREIGN OBLIGATION - 3.06% (Cost $252,365)
Soverign/Government - 3.06%
Mexican Bonos, 7.25%, Due 12/15/2016	3,000,000	251,254

CORPORATE OBLIGATION - 76.66%
Finance - 12.67%
CIT Group, Inc., 7.00%, Due 5/1/2016	250	252,188
Multiplan, Inc., 9.875%, Due 9/1/2018B.	250	269,063
Nuveen Investments, Inc., 10.50%, Due 11/15/2015	250	255,625
The Rouse Co LP, 6.75%, Due 11/9/2015	250	261,875

		1,038,750

Industrials - 56.82%
Alliance HealthCare Services, Inc., 8.00%, Due 12/1/2016	300	297,750
American Seafoods Group LLC/American Seafoods Finance, Inc., 10.75%, Due 5/15/2016B	250	272,813
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, Due 3/15/2018	300	335,250
Forbes Energy Services LLC / Forbes Energy Capital, Inc., 11.00%, Due 2/15/2015	250	257,188
Healthsouth Corp., 7.75%, Due 9/15/2022	300	312,375
IMS Health, Inc., 12.50%, Due 3/1/2018B	300	351,750
Interactive Network Inc/FriendFinder Networks, Inc., 14.00%, Due 9/30/2013B	290	307,265
Merge Healthcare, Inc., 11.75%, Due 5/1/2015	250	269,531
MGM Resorts International, 7.50%, Due 6/1/2016	250	240,625
OPTI Canada, Inc., 9.75%, Due 8/15/2013B	300	295,500
Quality Distribution LLC/QD Capital Corp., 9.875%, Due 11/1/2018B	250	262,500
Radiation Therapy Services, Inc., 9.875%, Due 4/15/2017	250	257,500
Seagate HDD Cayman, 7.75%, Due 12/15/2018B	300	307,500
Sonic Automotive, Inc., 9.00%, Due 3/15/2018	300	321,000
Tenet Healthcare Corp., 8.00%, Due 8/1/2020	300	309,000
Univision Communications, Inc., 8.50%, Due 5/15/2021B	250	260,625

		4,658,172

Utilities - 7.17%
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, Due 12/1/2015B	300	327,000
Energy Future Intermediate Holding Co LLC / EFIH Finance, Inc., 10.00%, Due 12/1/2020	250	260,963

		587,963

Total Corporate Obligations (Cost $6,325,943)		6,284,885

CONVERTIBLE OBLIGATION - 4.93%
Convertible Obligations - 4.93%
China Medical Technologies, Inc., 4.00%, Due 8/15/2013	200	179,500
Live Nation Entertainment, Inc., 2.875%, Due 7/15/2027	250	224,688

Total Convertible Obligations (Cost $407,239)		404,188

	Shares
SHORT-TERM INVESTMENTS - 9.48% (Cost $776,799)
JPMorgan U.S. Government Money Market Fund	776,799	776,799

TOTAL INVESTMENTS - 105.72% (Cost $8,703,684)		8,666,907
LIABILITIES, NET OF OTHER ASSETS - (5.72%)		(468,626)

TOTAL NET ASSETS - 100.00%		$8,198,281

Percentages are stated as a percent of net assets.

A	REIT

B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,654,015 or 32.37% of net assets. The Fund has no right to demand registration of these securities
See accompanying notes

American Beacon Funds
Statements of Assets and Liabilities
February 28, 2011 (Unaudited) (in thousands, except share and per share amounts)

				SiM High
	Zebra Large	Zebra Small	Evercore	Yield
	Cap Equity	Cap Equity	Small Cap	Opportunities
	Fund	Fund	Equity Fund	Fund
Assets:
Investments in securities, at value A	$5,647	$5,003	$2,365	$8,667
Deposit with brokers for futures contracts	40	20	5	—
Receivable for investments sold	—	—	23	—
Dividends and interest receivable	8	5	—	158
Receivable for fund shares sold	83	84	7	27
Receivable for expense reimbursement (Note 2)	34	3	43	5
Receivable for variation margin on open futures contracts	3	11	—	—
Prepaid expenses	90	119	—	—

Total assets	5,905	5,245	2,443	8,857

Liabilities:
Payable for investments purchased	—	12	22	651
Dividends payable	—	—	—	1
Management and investment advisory fees payable (Note 2)	3	5	2	2
Administrative service and service fees payable (Note 2)	3	2	1	1
Professional fees payable	1	—	12	2
Trustee fees payable	1	2	—	—
Registration fees payable	—	—	7	2
Transfer agent fees payable	—	—	5	—
Prospectus and shareholder reports	2	—	—	—
Other liabilities	—	1	3	1

Total liabilities	10	22	52	660

Net Assets	$5,895	$5,223	$2,391	$8,197

Analysis of Net Assets:
Paid-in-capital	5,300	4,589	1,907	8,234
Undistributed net investment income	8	5	3	—
Accumulated net realized gain (loss)	75	97	112	—
Unrealized appreciation (depreciation) of investments, futures contracts, and foreign currency	512	532	369	(37)

Net assets	$5,895	$5,223	$2,391	$8,197

Shares outstanding (no par value):
Institutional Class	17,546	44,271	177,568	813,799

Y Class	50,559	63,671	101	100

Investor Class	165,875	159,568	653	100

Retirement Class	101	101	N/A	N/A

A Class	231,122	117,101	9,788	8,166

C Class	9,531	27,453	101	1,378

Net asset value, offering and redemption price per share:
Institutional Class	$12.32	$12.63	$12.71	$9.95

Y Class	$12.45	$12.70	$12.70	$9.95

Investor Class	$12.41	$12.67	$12.69	$9.95

Retirement Class	$12.39	$12.64	N/A	N/A

A Class (offering price)	$13.19	$13.46	$13.45	$10.46

A Class (net asset value and redemption price)	$12.43	$12.68	$12.68	$9.96

C Class	$12.38	$12.64	$12.64	$9.94

A Cost of investments in securities	$5,138	$4,474	$1,998	$8,704
See accompanying notes

American Beacon Funds
Statement of Operations
Six months ended February 28, 2011 (Unaudited) (in thousands)

				SiM High
	Zebra Large	Zebra Small	Evercore	Yield
	Cap Equity	Cap Equity	Small Cap	Opportunities
	Fund	Fund	Equity Fund	Fund
Investment Income:
Dividend income from securities (net of foreign taxes) A	$36	$33	$14	$—
Interest income	—	—	—	11

Total investment income	36	33	14	11

Expenses:
Management and investment advisory fees (Note 2)	7	9	6	2
Administrative service fees (Note 2):
Institutional Class	1	1	3	1
Y Class	1	1	—	—
Investor Class	2	2	—	—
A Class	2	1	—	—
Transfer agent fees:
Institutional Class	—	—	5	—
Custody and fund accounting fees	11	11	19	—
Professional fees	10	10	13	3
Registration fees and expenses	15	15	35	2
Service fees (Note 2):
Investor Class	2	2	—	—
A Class	1	—	—	—
Distribution fees (Note 2):
A Class	1	1	—	—
C Class	—	1	—	—
Prospectus and shareholder reports	1	1	—	—
Trustee fees	1	1	—	—
Other expenses	1	1	—	—

Total expenses	56	57	81	8

Net (fees waived and expenses reimbursed) (Note 2)	(38)	(37)	(71)	(5)

Net expenses	18	20	10	3

Net investment income	18	13	4	8

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	30	41	124	—
Foreign currency transactions	—	—	—	(2)
Futures contracts	76	70	2	—
Change in net unrealized appreciation or depreciation of:
Investments	505	571	368	(37)
Futures contracts	3	3	2	—

Net gain (loss) on investments	614	685	496	(39)

Net increase (decrease) in net assets resulting from operations	$632	$698	$500	$(31)

A Foreign taxes	$1	$—	$—	$—
See accompanying notes

American Beacon Large Cap Value Fund
Statement of Changes in Net Assets

						SiM High
					Evercore	Yield
	Zebra Large Cap Equity		Zebra Small Cap Equity		Small Cap	Opportunities
	Fund		Fund		Equity Fund	Fund
				From	From	From
	Six Months	From	Six Months	June 1	September	February
	Ended	June 1 to	Ended	to	1 to	14 to
	February 28,	August	February 28,	August	February 28,	February 28,
	2011	31, 2010	2011	31, 2010	2011	2011
	(unaudited)		(unaudited)		(unaudited)	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$18	$5	$13	$3	$4	$8
Net realized gain (loss) on investments, futures contracts, and foreign currency transactions	106	0	111	0	126	(2)
Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	508	4	574	(41)	370	(37)

Net increase (decrease) in net assets resulting from operations	632	9	698	(38)	500	(31)

Distributions to Shareholders:
Net investment income:
Institutional Class	(7)	—	(6)	—	(2)	(9)
Y Class	(2)	—	(1)	—	—	—
Investor Class	(5)	—	(4)	—	—	—
A Class	(2)	—	(1)	—	—	—
Net realized gain on investments:
Institutional Class	(4)	—	(3)	—	(14)	—
Y Class	(5)	—	(2)	—	—	—
Investor Class	(11)	—	(6)	—	—	—
A Class	(9)	—	(3)	—	—	—
C Class	(1)	—	(1)	—	—	—

Net distributions to shareholders	(46)	—	(27)	—	(16)	(9)

Capital Share Transactions:
Proceeds from sales of shares	5,477	196	4,813	24	1,892	8,217
Reinvestment of dividends and distributions	41	—	26	—	16	8
Cost of shares redeemed	(1,414)	—	(1,273)	—	(1)	(3,988)

Net increase in net assets from capital share transactions	4,104	196	3,566	24	1,907	8,237

Net increase (decrease) in net assets	4,690	205	4,237	(14)	2,391	8,197

Net Assets:
Beginning of period	1,205	1,000	986	1,000	1,750	4,000

End of Period *	$5,895	$1,205	$5,223	$986	$4,141	$8,197

* Includes undistributed net investment income (loss) of	$8	$5	$5	$3	$3	$—

See accompanying notes

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
     American Beacon Funds (the “Trust”), which is comprised of 20 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Zebra Large Cap Equity Fund, the American Beacon Zebra Small Cap Equity Fund, the American Beacon Evercore Small Cap Equity Fund, and the SiM High Yield Opportunities Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.
     American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
Class Disclosure
     September 1, 2010 is the inception date for all classes of the Evercore Small Cap Equity Fund and February 14, 2011 is the inception date for all classes of the SiM High Yield Opportunities Fund.
     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing directly or through an intermediary

Retirement Class	Investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges

C Class	General public and investors investing through an intermediary with applicable sales charges
     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.
     Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)
     Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.
     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant that they will, in the judgment of the pricing committee of the Funds, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.
Valuation Inputs
     Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Funds’ investments are summarized by level based on the inputs used to determine their values. As of February 28, 2011, the investments were classified as described below: (in thousands)

Zebra Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$5,319	$—	$—	$5,319
Short Term Investments	328	—	—	328

Total Investments in Securities	$5,647	$—	$—	$5,647

Futures Contracts	$332	—	—	$332

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$4,751	$—	$—	$4,751
Short Term Investments	252	—	—	252

Total Investments in Securities	$5,003	$—	$—	$5,003

Futures Contracts	$247	—	—	$247

Evercore Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$2,281	$—	$—	$2,281
Short Term Investments	84	—	—	84

Total Investments in Securities	$2,365	$—	$—	$2,365

Futures Contracts	$83	—	—	$83

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stock	$651	$—	$—	$651
Preferred Stock	299	—	—	299
Corporate Obligation	—	6,285	—	6,285
Convertible Obligation	—	404	—	404
Sovereign Obligation	—	251	—	251
Short Term Investments	777	—	—	777

Total Investments in Securities	$1,727	$6,940	$—	$8,667

Security Transactions and Investment Income
     Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.
     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Currency Translation
     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expense and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statement of Operations.
Futures Contracts
     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Funds usually reflect this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. The variation margin at February 28, 2011 was less than $500 for the Evercore Small Cap Equity Fund. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)
Zebra Large Cap Equity Fund
Values of Derivative Instruments not accounted for as hedging instruments as of February 28, 2011

Statement of Assets and Liabilities	Asset Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$2,581
Effect of derivative instruments not accounted for as hedging instruments during the year ended February 28, 2011

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$76,026
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	2,738
Zebra Small Cap Equity Fund
Values of Derivative Instruments not accounted for as hedging instruments as of February 28, 2011

Statement of Assets and Liabilities	Asset Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$3,044
Effect of derivative instruments not accounted for as hedging instruments during the year ended February 28, 2011

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$70,263
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	$3,035
Evercore Small Cap Equity Fund
Values of Derivative Instruments not accounted for as hedging instruments as of February 28, 2011

Statement of Assets and Liabilities	Asset Derivatives	Fair Value
Unrealized appreciation of investments, futures contracts, and foreign currency	Equity Contracts*	$1,619
Effect of derivative instruments not accounted for as hedging instruments during the year ended February 28, 2011

Statement of Operations	Derivative	Fair Value
Net realized gain (loss) from futures contracts	Equity Contracts	$1,704
Change in net unrealized appreciation or depreciation of futures contracts	Equity Contracts	$1,619

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
Dividends to Shareholders
     Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
Commission Recapture
     The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable. For the six months ended February 28, 2011, the Funds did not have any commission recapture.
Allocation of Income, Expenses, Gains, and Losses
     Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)
Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of each Fund are managed by investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.40% of the average daily net assets from the Zebra Large Cap Equity Fund, 0.60% of the average daily net assets from the Zebra Small Cap Equity Fund, 0.50%-0.60% of the daily net assets from the Evercore Small Cap Equity Fund, and 0.35%-0.50% of the average daily net assets from the SiM High Yield Opportunities Fund. Investment advisory services are paid from the fees earned by the Manager. Management fees for the period ended February 28, 2011 were as follows (dollars in thousands):

		Amounts paid to	Net Amounts
	Management	Investment	Retained by
Fund	Fee	Advisors	Manager
Zebra Large Cap Equity	$7	$6	$1
Zebra Small Cap Equity	$9	$8	$1
Evercore Small Cap Equity	$6	$5	$1
SiM High Yield Opportunities	$2	$1	$1
Administrative Services Agreement
     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, and Retirement Classes of the Funds and 0.40% of the average daily net assets of the A and C Classes of the Funds. Expenses for the C Classes of each Fund and for the Investor, Y, and A Classes of SiM High Yield Opportunities Fund for the period ended February 28, 2011 were less than $500.
Distribution Plans
     The Funds, except for the Retirement, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisor hired by the Manager to be

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)
used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of the Funds’ shares.
     Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Retirement, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Classes and 0.50% of the average daily net assets of the Retirement Classes, and 1.00% of the average daily net assets of the C Classes of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. Expenses for the period ended February 28, 2011 for Zebra Large Cap Equity Retirement and C Classes, Zebra Small Cap Equity Retirement Class, Evercore Small Cap Equity A and C Classes, and SiM High Yield Opportunities Fund A and C Classes were less than $500.
Service Plans
     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Retirement, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of Y Class, 0.15% of the average daily net assets of the A and C Class, 0.25% of the average daily net assets of the Retirement Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds. Expenses for the period ended February 28, 2011 for the Y and C Classes of all Funds, Retirement Class for Zebra Large Cap Equity, Retirement and A Classes for Zebra Small Cap Equity, and Investor and A Classes for Evercore Small Cap Equity and SiM High Yield Opportunities Funds were less than $500.
Interfund Lending Program
     Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the period ended February 28, 2011, the Funds did not utilize the credit facility.
Expense Reimbursement Plan
     The Manager contractually agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. For the period ended February 28, 2011, the Manager waived or reimbursed expenses as follows:

Fund	Class	Expense Cap	Waived or Reimbursed Expenses
Zebra Large Cap Equity	Institutional	0.79%	$10,905
Zebra Large Cap Equity	Y	0.89%	5,016
Zebra Large Cap Equity	Investor	1.17%	12,660
Zebra Large Cap Equity	Retirement	1.54%	16
Zebra Large Cap Equity	A	1.29%	8,426
Zebra Large Cap Equity	C	2.04%	652
Zebra Small Cap Equity	Institutional	0.99%	12,930
Zebra Small Cap Equity	Y	1.09%	3,822
Zebra Small Cap Equity	Investor	1.37%	13,081
Zebra Small Cap Equity	Retirement	1.74%	15
Zebra Small Cap Equity	A	1.49%	6,182
Zebra Small Cap Equity	C	2.24%	1,467
Evercore Small Cap Equity	Institutional	0.99%	69,355
Evercore Small Cap Equity	Y	1.09%	39
Evercore Small Cap Equity	Investor	1.36%	40
Evercore Small Cap Equity	A	1.49%	1,300
Evercore Small Cap Equity	C	2.24%	39
SiM High Yield Opportunities Fund	Institutional	0.84%	5,092

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)

Fund	Class	Expense Cap	Waived or Reimbursed Expenses
SiM High Yield Opportunities Fund	Y	0.94%	1
SiM High Yield Opportunities Fund	Investor	1.22%	1
SiM High Yield Opportunities Fund	A	1.34%	5
SiM High Yield Opportunities Fund	C	2.09%	1
     Of these amounts, $34,000, $3,000, $43,000, and $5,000 are receivables from the Managers of the Zebra Large Cap Equity, Zebra Small Cap Equity, Evercore Small Cap Equity, and SiM High Yield Opportunities Funds, respectively, as of February 28, 2011. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses will expire in 2014. The Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.
3. Federal Income and Excise Taxes
     It is the policy of each Fund to qualify as a regulated investment company, by complying with all applicable provisions of the Code, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.
     The Funds do not have any unrecognized tax benefits in the accompanying financial statements. If applicable, the Funds recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid during the six months ended February 28, 2011 and the fiscal year ended August 31, 2010 are as follows:

	Zebra Large Cap Equity		Zebra Small Cap Equity
	Six months ended	From June 1 to	Six months ended	From June 1 to
	February 28, 2011	August 31, 2010	February 28, 2011	August 31, 2010
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$11	$—	$9	$—
Y Class	7	—	3	—
Investor Class	16	—	10	—
Retirement Class	—	—	—	—
A Class	11	—	4	—
C Class	1	—	1	—

Total distributions paid	$46	$—	$27	$—

	Evercore Small Cap Equity	SiM HighYield Opportunities Fund
	Period ended	Period ended
	February 28, 2011	February 28, 2011
	(unaudited)	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$16	$9
Y Class	—	—
Investor Class	—	—
A Class	—	—
C Class	—	—

Total distributions paid	$16	$9

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)
     As of February 28, 2011, the components of distributable earnings (deficit) on a tax basis were as follows (in thousands):

	Zebra Large	Zebra Small	Evercore Small	SiM High Yield
	Cap Equity	Cap Equity	Cap Equity	Opportunities
Cost basis of investments for federal income tax purposes	$5,135	$4,471	$1,999	$8,704

Unrealized appreciation	535	570	430	15
Unrealized depreciation	(23)	(38)	(64)	(52)

Net unrealized appreciation/(depreciation)	512	532	366	(37)
Undistributed ordinary income	36	58	116	—
Accumulated long-term gain/(loss)	47	41	—	—
Other temporary differences	—	3	2	—

Distributable earnings (deficit)	$595	$634	$484	$(37)

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain/(losses) on certain derivative instruments, reclassifications of income from real estate investment securities, the realization for tax purposes of unrealized gains/(losses) on investments in passive investment companies, and reclassification of income from publicly traded partnerships.
     Due to inherent differences in the recognition of income and expenses and realized gains/(losses) under U.S. Generally Accepted Accounting Principles and federal tax regulation, permanent differences between book and tax reporting have been identified and appropriately reclassed on the Statement of Assets and Liabilities.
     Accordingly, the following amounts represent current year permanent differences derived from foreign currency and income from publicly traded partnerships that have been reclassified as of February 28, 2011 (in thousands):

	Zebra Large	Zebra Small	Evercore Small	SiM High Yield
	Cap Equity	Cap Equity	Cap Equity	Opportunities
Paid-in-capital	$—	$(1)	$—	$(3)
Undistributed net investment income	1	1	1	1
Accumulated net realized gain/(loss)	(1)	1	—	2
Unrealized depreciation of investments, futures contracts and foreign currency	—	(1)	(1)	—
     The Funds do not have capital loss carryforwards as of February 28, 2011.
4. Investment Transactions
     The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the six months ended February 28, 2011 were (in thousands)

	Purchases	Sales
Zebra Large Cap Equity Fund	$4,218	$427
Zebra Small Cap Equity Fund	3,600	423
Evercore Small Cap Equity Fund	3,758	961
SiM High Yield Opportunities Fund	7,928	—

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)
5. Capital Share Transactions
     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):
Six Months ended February 28, 2011

	Institutional Class		Y Class		Investor Class
Zebra Large Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18	$210	44	$492	158	$1,797
Reinvestment of dividends	1	11	1	7	2	16
Shares redeemed	(101)	(1,183)	(3)	(29)	(5)	(57)

Net increase (decrease) in shares outstanding	(82)	$(962)	42	$470	155	$1,756

	Retirement Class		A Class		C Class
Zebra Large Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	243	$2,867	10	$111
Reinvestment of dividends	—	—	1	7	—	—
Shares redeemed	—	—	(13)	(144)	—	(1)

Net increase (decrease) in shares outstanding	—	$—	231	$2,730	10	$110

	Institutional Class		Y Class		Investor Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	44	$531	64	$756	157	$1,772
Reinvestment of dividends	1	8	1	3	1	10
Shares redeemed	(100)	(1,197)	(1)	(11)	(1)	(10)

Net increase (decrease) in shares outstanding	(55)	$(658)	64	$748	157	$1,772

	Retirement Class		A Class		C Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	119	$1,401	29	$353
Reinvestment of dividends	—	—	—	4	—	1
Shares redeemed	—	—	(2)	(27)	(2)	(28)

Net increase (decrease) in shares outstanding	—	$—	117	$1,378	27	$326

	Institutional Class			Y Class	Investor Class
Evercore Small Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	177	$1,766	—	$1	1	$8
Reinvestment of dividends	1	15	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Net increase in shares outstanding	178	$1,781	—	$1	1	$8

	A Class		C Class
Evercore Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	10	$116	—	$1
Reinvestment of dividends	—	1	—	—
Shares redeemed	—	(1)	—	—

Net increase in shares outstanding	10	$116	—	$1

American Beacon Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)

	Institutional Class		Y Class		Investor Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	813	$8,121	—	$1	—	$1
Reinvestment of dividends	1	8	—	—	—	—
Shares redeemed	(400)	(3,988)	—	—	—	—

Net increase in shares outstanding	414	$4,141	—	$1	—	$1

	A Class		C Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	8	$81	1	$13
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	8	$81	1	$13

Period from June 1 to August 31, 2010

	Institutional Class		Y Class		Investor Class
Zebra Large Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8	$84	11	$112
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Net increase in shares outstanding	—	$—	8	$84	11	$112

	Retirement Class		A Class
Zebra Large Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	—	$—	—	$—

	Institutional Class		Y Class		Investor Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	3	$24
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Net increase in shares outstanding	—	$—	—	$—	3	$24

	Retirement Class		A Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	—	$—	—	$—

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American Beacon Zebra Large Cap Equity FundSM
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class				Y Class				Investor Class				A Class
	Six				Six				Six				Six
	Months				Months				Months				Months
	Ended		June 1 to		Ended		June 1 to		Ended		June 1 to		Ended		June 1 to
	February		August		February		August		February		August		February		August
	28, 2011		31, 2010		28, 2011		31, 2010		28, 2011		31, 2010		28, 2011		31, 2010
	(unaudited)				(unaudited)				(unaudited)				(unaudited)
Net asset value, beginning of period	$10.10		$10.00		$10.10		$10.00		$10.08		$10.00		$10.08		$10.00

Income from investment operations:
Net investment income	0.46		0.05		0.17		0.02	A	0.16		0.03	A	0.10		0.03
Net gains on securities (both realized and unrealized)	2.04		0.05		2.34		0.08		2.32		0.05		2.38		0.05

Total income from investment operations	2.50		0.10		2.51		0.10		2.48		0.08		2.48		0.08

Less distributions:
Dividends from net investment income	(0.28)		—		(0.16)		—		(0.15)		—		(0.13)		—
Distributions from net realized gains on securities	—		—		—		—		—		—		—		—
Return of capital	—		—		—		—		—		—		—		—

Total distributions	(0.28)		—		(0.16)		—		(0.15)		—		(0.13)		—

Net asset value, end of period	$12.32		$10.10		$12.45		$10.10		$12.41		$10.08		$12.43		$10.08

Total return B	24.91	%C	1.00	%C	24.91	%C	1.00	%C	24.70	%C	0.80	%C	24.67	%C	0.80	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$216		$1,005		$629		$84		$2,059		$114		$2,872		$1
Ratios to average net assets (annualized):
Expenses	0.80%		0.79	%D	0.88%		0.89	%D	1.15%		0.93	%D	1.26%		1.32	%D
Expenses, before waivers	3.64%		6.33	%D	3.24%		6.00	%D	3.34%		6.12	%D	3.11%		7.17	%D
Net investment income	1.57%		1.91	%D	1.29%		1.87	%D	1.00%		1.33	%D	0.83%		1.33	%D
Net investment (loss), before waivers	(1.27)%		(3.63	)%D	(1.06)%		(3.24	)%D	(1.18)%		(3.86	)%D	(1.02)%		(4.53	)%D
Portfolio turnover rate	14	%C	0	%C,E	14	%C	0	%C,E	14	%C	0	%C,E	14	%C	0	%C,E

A	Based on average shares outstanding.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from June 1 through August 31, 2010.

C Class		Retirement Class
Six		Six
Months		Months
Ended		Ended		June 1 to
February		February		August
28, 2011		28, 2011		31, 2010
(unaudited)		(unaudited)

$10.32		$10.08		$10.00

0.12		0.16		0.03

2.07		2.30		0.05

2.19		2.46		0.08

(0.13)		(0.15)		—

—		—		—
—		—		—

(0.13)		(0.15)		—

$12.38		$12.39		$10.08

21.25	%C	24.54	%C	0.80	%C

$118		$1		$1

2.00%		1.40%		1.54	%D
4.58%		4.28%		7.00	%D
0.14%		0.81%		1.17	%D

(2.45)%		(2.06)%		(4.30	)%D
14	%C	14	%C	0	%C,E

American Beacon Zebra Small Cap Equity FundSM
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class				Y Class				Investor Class				A Class
	Six				Six				Six				Six
	Months				Months				Months				Months
	Ended		June 1 to		Ended		June 1 to		Ended		June 1 to		Ended		June 1 to
	February		August 31,		February		August 31,		February		August 31,		February		August 31,
	28, 2011		2010		28, 2011		2010		28, 2011		2010		28, 2011		2010
	(unaudited)				(unaudited)				(unaudited)				(unaudited)
Net asset value, beginning of period	$9.63		$10.00		$9.62		$10.00		$9.62		$10.00		$9.61		$10.00

Income from investment operations:
Net investment income	0.16		0.03		0.01		0.03		0.03		0.01	A	0.00		0.02
Net gains (losses) on securities (both realized and unrealized	3.00		(0.40)		3.14		(0.41)		3.10		(0.39)		3.14		(0.41)

Total income (loss) from investment operations	3.16		(0.37)		3.15		(0.38)		3.13		(0.38)		3.14		(0.39)

Less distributions:
Dividends from net investment income	(0.11)		—		(0.02)		—		(0.03)		—		(0.02)		—
Distributions from net realized gains on securities	(0.05)		—		(0.05)		—		(0.05)		—		(0.05)		—
Return of capital	—		—		—		—		—		—		—		—

Total distributions	(0.16)		—		(0.07)		—		(0.08)		—		(0.07)		—

Net asset value, end of period	$12.63		$9.63		$12.70		$9.62		$12.67		$9.62		$12.68		$9.61

Total return B	32.92	%C	(3.70	)%C	32.92	%C	(3.80	)%C	32.57	%C	(3.80	)%C	32.82	%C	(3.90	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$559		$959		$809		$1		$2,022		$24		$1,485		$1
Ratios to average net assets (annualized):
Expenses	1.00%		0.99	%D	1.08%		1.09	%D	1.36%		1.36	%D	1.46%		1.49	%D
Expenses, before waivers	4.24%		18.32	%D	3.13%		183.72	%D	3.64%		55.64	%D	3.51%		186.19	%D
Net investment income (loss)	1.45%		1.28	%D	0.93%		1.18	%D	0.77%		0.43	%D	0.49%		0.80	%D
Net investment (loss), before waivers	(1.79)%		(16.04	)%D	(1.12)%		(181.45	)%D	(1.51)%		(53.84	)%D	(1.56)%		(183.90	)%D
Portfolio turnover rate	16	%C	1	%C,E	16	%C	1	%C,E	16	%C	1	%C,E	16	%C	1	%C,E

A	Based on average shares outstanding.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from June 1 through August 31, 2010.

C Class		Retirement Class
Six		Six
Months		Months
Ended		Ended		June 1 to
February		February		August 31,
28, 2011		28, 2011		2010
(unaudited)		(unaudited)

$9.94		$9.61		$10.00

0.00		0.03		0.01

2.76		3.08		(0.40)

2.76		3.11		(0.39)

(0.01)		(0.03)		—

(0.05)		(0.05)		—
—		—		—

(0.06)		(0.08)		—

$12.64		$12.64		$9.61

27.79	%C	32.46	%C	(3.90	)%C

$347		$1		$1

2.22%		1.66%		1.74	%D
4.33%		4.30%		184.07	%D

(0.26)%		0.52%		0.52	%D

(2.37)%		(2.13)%		(181.81	)%D
16	%C	16	%C	1	%C,E

American Beacon Evercore Small Cap Equity FundSM
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class		Y Class		Investor Class		A Class		C Class
			September				September		September
	September 1 to		1 to		September		1 to		1 to
	February 28,		February		1 to February		February		February
	2011		28, 2011		28, 2011		28, 2011		28, 2011
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income from investment operations:
Net investment income	0.10		0.10		0.08		0.09		0.03
Net gains on securities (both realized and unrealized)	2.70		2.69		2.69		2.68		2.69

Total income from investment operations	2.80		2.79		2.77		2.77		2.72

Less distributions:
Dividends from net investment income	(0.09)		(0.09)		(0.08)		(0.09)		(0.08)
Distributions from net realized gains on securities	–		–		–		–		–
Return of capital	–		–		–		–		–

Total distributions	(0.09)		(0.09)		(0.08)		(0.09)		(0.08)

Net asset value, end of period	$12.71		$12.70		$12.69		$12.68		$12.64

Total return A	28.01	%B	27.90	%B	27.78	%B	27.71	%B	27.22	%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,256		$1		$9		$124		$1

Ratios to average net assets (annualized):
Expenses	0.98%		1.07%		1.31%		1.44%		2.21%
Expenses, before waivers	7.91%		7.93%		8.12%		6.73%		9.10%
Net investment income (loss)	0.42%		0.34%		0.05%		0.28%		(0.81)%
Net investment (loss), before waivers	(6.50)%		(6.52)%		(6.76)%		(5.02)%		(7.70)%
Portfolio turnover rate	48	%B	48	%B	48	%B	48	%B	48	%B

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B	Not annualized.

American Beacon SiM High Yield Opportunities Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class		Y Class		Investor Class		A Class		C Class
			February		February		February		February
	February 14 to		14 to		14 to		14 to		14 to
	February 28,		February		February 28,		February		February
	2011		28, 2011		2011		28, 2011		28, 2011
	(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income from investment operations:
Net investment income	0.01		0.01		0.01		0.01		0.01
Net losses on securities (both realized and unrealized)	(0.05)		(0.05)		(0.05)		(0.04)		(0.06)

Total (loss) from investment operations	(0.04)		(0.04)		(0.04)		(0.03)		(0.05)

Less distributions:
Dividends from net investment income	(0.01)		(0.01)		(0.01)		(0.01)		(0.01)
Distributions from net realized gains on securities	—		—		—		—		—
Return of capital	—		—		—		—		—

Total distributions	(0.01)		(0.01)		(0.01)		(0.01)		(0.01)

Net asset value, end of period	$9.95		$9.95		$9.95		$9.96		$9.94

Total return A	(0.38	)%B	(0.39	)%B	(0.39	)%B	(0.30	)%B	(0.53	)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$8,100		$1		$1		$81		$14

Ratios to average net assets (annualized):
Expenses	0.84%		0.93%		1.22%		1.34%		2.07%
Expenses, before waivers	2.30%		2.54%		2.81%		1.88%		2.93%
Net investment income (loss)	2.47%		2.59%		2.30%		0.35%		(0.17)%
Net investment income (loss), before waivers	1.00%		0.98%		0.71%		(0.18)%		(1.03)%
Portfolio turnover rate	0	%B,C	0	%B,C	0	%B,C	0	%B,C	0	%B,C

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B	Not annualized.

C	Portfolio turnover rate is for the period from February 14 through February 28, 2011.

American Beacon Funds
Privacy Policy
February 28, 2011 (Unaudited)
Privacy Policy
     The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.
     We may collect nonpublic personal information about you from one or more of the following sources:
•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.
     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.
     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Disclosure Regarding the Board of Trustees’
Approval of Investment Advisory Agreements (Unaudited)
          At the August 10, 2010 Board meeting, American Beacon Advisors, Inc. (the “Manager”) proposed that the Board of Trustees (the “Board” or “Trustees”) approve Evercore Asset Management LLC (“Evercore”) as an investment sub-advisor to the American Beacon Evercore Small Cap Equity Fund (the “Fund”), a new series of the American Beacon Funds (the “Trust”). Prior to the meeting, the Board requested and reviewed information provided by Evercore in connection with its consideration of Evercore as an investment sub-advisor to the Fund, and the Investment Committee of the Board met with representatives from Evercore. The Board considered, among other materials, responses by Evercore to inquiries requesting:
•	a description of Evercore’s principal business activities;

•	a description of the advisory and related services proposed to be provided to the Fund;

•	identification of the professional personnel to perform services for the Fund and their education, experience and responsibilities;

•	comparison of accounts managed by Evercore that have investment objectives and policies comparable to the Fund with the performance of applicable peer groups and indices;

•	an analysis of the proposed advisory fee, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules;

•	a description of the portfolio managers’ compensation, including any incentive arrangements, and if compensation is tied to performance, a description of the oversight mechanisms to prevent a manager with lagging performance from taking undue risks;

•	a description of Evercore’s compliance program and matters, and its trading activities;

•	a discussion of Evercore’s financial condition and the potential impact of recent market events on services to be performed for the Fund; and

•	any other information Evercore believed would be material to the Board’s consideration of the investment advisory agreement between the Manager and Evercore on behalf of the Fund (“Agreement”).
          The Board considered multiple factors when evaluating Evercore and in approving the Agreement, including the Board’s discussion of Evercore and the Agreement during the committee meetings that were held on August 9, 2010. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Agreement were reasonable and fair and that the approval of the Agreement was in the best interests of the Fund and its shareholders. A discussion of the factors relating to the Board’s selection of Evercore and approval of the Agreement follows.
          Nature, extent and quality of the services to be provided by Evercore. The Board considered Evercore’s investment philosophy and process. In addition, the Board considered Evercore’s reputation and financial condition, its overall capabilities to perform the services under the Agreement, its willingness to perform those services for the Fund and the background and experience of its portfolio managers. The Board noted that the Fund will be Evercore’s only single-manager registered fund relationship and that the management team has a long-standing track record of managing small- and mid-cap equity investment mandates for institutional investors. The Board also considered Evercore’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation of Evercore. Evercore also represented that current staffing levels will be adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Evercore were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.
          Performance of Evercore. The Board evaluated Evercore’s historical investment performance record in managing accounts under the small-cap core mandate. In particular, the Board evaluated the year-to-date, three-, five- and ten-year performance of a composite of accounts (the “Evercore Composite”) managed by the small-cap core investment team for the periods ended June 30, 2010 as compared to the Russell 2000 Index and the Lipper Small Cap Core Index. The Board noted Evercore’s representation that the Evercore Composite consists of all portfolios utilizing a fully invested equity allocation with an emphasis on the small-cap segment of the U.S. equity markets that are managed by the small-cap core investment team. The Board recognized that while the investment results of Evercore’s investment team prior to February 2009 were achieved by the investment team while employed at other investment firms, the investment objectives, policies and strategies of those accounts were substantially similar in all material respects to the policies and strategies of the accounts in the Evercore Composite and that the team will continue to utilize the same analytical methods for identifying potential investments on behalf of the Fund. Specifically, the Board noted that the Evercore Composite outperformed both indices for the five- and ten-year periods and underperformed for the year-to-date and three-year periods. The Board considered Evercore’s rationale for the recent underperformance of the Evercore Composite and noted the long-term performance of the investment team. In light of all the information provided, the Board concluded that the historical investment performance record of Evercore and its investment team supported the approval of the Agreement.
          Comparisons of the amounts to be paid under the Agreement with those under contracts between Evercore and its other clients. In evaluating the Agreement, the Board reviewed Evercore’s proposed advisory fee rate for services to be performed on behalf of the Fund. The Board considered Evercore’s representation that the proposed fee rate is the lowest fee rate when compared to comparable institutional separate account clients. Evercore did not provide fee rates for comparable registered investment companies because Evercore does not serve as a single manager to any other registered mutual fund. This information assisted the Board in concluding that Evercore’s advisory fees under the Agreement appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.
          Costs of the services to be provided and profits to be realized by Evercore and its affiliates from the relationship with the Fund. Evercore represented that it is not able to forecast the profitability for the services of the Fund because the Fund is new and the revenues derived by Evercore will be a function of the future growth of assets in the Fund. In addition, Evercore does not expect to allocate Evercore’s direct or

Disclosure Regarding the Board of Trustees’
Approval of Investment Advisory Agreements (Unaudited)
indirect expenses to the Fund. As a result, the Board concluded that the costs of the services to be provided and profits to be realized by Evercore were not deemed a material factor in approving the Agreement.
          Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered Evercore’s representation that achieving economies of scale for the benefit of Fund shareholders will depend on the Fund’s ability to gather assets. In addition, the Board considered the Manager’s representation that the net expense ratio of the Fund is expected to be below the average expense ratio of other comparable funds within the Fund’s peer group and that it believes that the proposed fee rate for the Fund properly reflects economies of scale for the benefit of Fund shareholders in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information, the Board concluded that because the Fund had not yet commenced operations, economies of scale were not deemed a material factor in approving the Agreement and that the Board will consider the extent to which economies of scale would be realized for the benefit of Fund shareholders at a later date when the Fund has increased its assets.
          Benefits to be derived by Evercore from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to Evercore as a result of the advisory relationship with the Fund. In this regard, the Board considered Evercore’s representation that it utilizes third-party research as part of its investment process to acquire research services that add value to the research process. The Board also considered Evercore’s representation that all soft dollar transactions in connection with the Fund are expected to be executed in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended. Evercore did not identify any other “fall-out” or ancillary benefits that may accrue to Evercore. Based on the foregoing information, the Board concluded any “fall-out” benefits which may accrue to Evercore will benefit the Fund and that they were not a material factor in approving the Agreement.
          Board’s Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. However, based on the various considerations described above, the Board, including a majority of Trustees who are not parties to the Agreement or “interested persons” of any such party, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), concluded that the proposed investment advisory fee is reasonable and that the approval of the Agreement is in the best interests of the Fund and its shareholders and, as a result, approved the Agreement.
          Approval of Appointment of American Beacon Advisors, Inc. with Respect to the American Beacon Evercore Small Cap Equity Fund
          At the August 10, 2010 Board meeting, the Board considered the approval of the Investment Management Agreement (“Management Agreement”) between the Manager and the Trust on behalf of the Fund. Prior to the meeting, the Board requested and reviewed information provided by the Manager in connection with its consideration of the Management Agreement, and the Investment Committee of the Board met with representatives of the Manager. The Board considered, among other materials, responses by the Manager to inquiries requesting:
•	a description of the advisory and related services proposed to be provided to the Fund;

•	identification of the professional personnel to perform services for the Fund and their education, experience and responsibilities;

•	a comparison of the performance of the Fund with its industry peer group;

•	an analysis of the proposed advisory fee, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules;

•	information regarding lending of portfolio securities held by the Fund; and

•	any other information the Manager believed would be material to the Board’s consideration of the Management Agreement.
          The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Fund and its shareholders. Provided below is an overview of the primary factors the Trustees considered in approving the Management Agreement.
          Nature, extent and quality of the services to be provided by the Manager. The Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day management of the Fund and the Manager’s representation that it was adequately staffed to service the Fund. The Board also considered the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the existing series of the Trust and the Manager’s record in building improved compliance, control and credit functions that reduce risks for all series of the Trust. The Board also noted the Manager’s representation that there will be no significant changes in the services proposed to be provided to the Fund and the services the Manager currently provides to the other series of the Trust. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by the Manager were appropriate for the Fund and, thus, determined to approve the Management Agreement for the Fund.
          Performance. The Board noted that Evercore will be making the day-to-day investment decisions for the Fund and considered the investment performance of Evercore’s investment team as described in detail above under “Performance of Evercore.” In light of all the information provided, the Board concluded that the historical investment performance record of Evercore’s investment team supported approval of the Agreement with Evercore and the Management Agreement.
          Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed combined management and administrative services

Disclosure Regarding the Board of Trustees’
Approval of Investment Advisory Agreements (Unaudited)
fee schedule (“Management Fee”). The Board considered a comparison of the Management Fee to be charged by the Manager under the Management Agreement versus the fees charged by the Manager to comparable funds and overall industry averages. The Board noted that the Management Fee is lower than the average fee rate charged by other actively managed small cap equity funds. In addition, the Board considered that the Manager will contractually limit the expenses of the Fund through December 31, 2011 to 0.99%, 1.09%, 1.36%, 1.74%, 1.49% and 2.24% of the average daily net assets of the Institutional Class, Y Class, Investor Class, Retirement Class, A Class and C Class shares, respectively. This information assisted the Board in concluding that the Management Fee appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.
          Costs of the services to be provided and profits to be realized by the Manager from the relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues to be earned and the expenses to be incurred by the Manager in connection with the services to be provided to the Fund. The Board also considered that the Manager will receive service and administrative fees to compensate the Manager for providing administrative services to the Fund and to compensate third-party administrators and broker-dealers for services to shareholders. Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services to be performed by the Manager.
          Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered the Manager’s representation that the net expense ratio of the Fund is expected to be below the average expense ratio of other comparable funds within the Fund’s peer group and that it believes that the proposed fee rate for the Fund properly reflects economies of scale for the benefit of Fund shareholders in the form of breakpoints in the subadvisory fee rate. The Board concluded that because the Fund had not yet commenced operations, economies of scale were not deemed a material factor in approving the Agreement and that the Board will consider the extent to which economies of scale would be realized for the benefit of Fund shareholders at a later date when the Fund has increased its assets.
          Benefits to be derived by the Manager from the relationship with the Fund. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the Fund. After consideration of this information, the Board concluded that the potential benefits that may accrue to the Manager by virtue of its relationship with the Fund were not a material factor in approving the Management Agreement.
          Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not parties to the Management Agreement or “interested persons” of any such party, as that term is defined in the 1940 Act, concluded that the proposed management fee is reasonable and that the approval of the Management Agreement is in the best interests of the Fund and its shareholders and, as a result, approved the Management Agreement.
Approval of Appointment of Strategic Income Management, LLC with Respect to the American Beacon SiM High Yield Opportunities Fund
          At the November 9, 2010 Board meeting, the Manager proposed that the Board approve Strategic Income Management, LLC (“SiM”) as an investment sub-advisor to the American Beacon SiM High Yield Opportunities Fund (the “SiM Fund”), a new series of the Trust. Prior to the meeting, the Board requested and reviewed information provided by SiM in connection with its consideration of SiM as an investment sub-advisor to the SiM Fund, and the Investment Committee of the Board met with representatives from SiM. A discussion of the factors relating to the Board’s selection of SiM and approval of the Agreement follows.
          Nature, extent and quality of the services to be provided by SiM. The Board considered information regarding SiM’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the SiM Fund. In this regard, the Board noted that because SiM is a newly registered sub-advisor it does not currently provide similar portfolio management services to other registered funds. The Board also noted that although SiM was a newly formed sub-advisor, the investment team that will be responsible for the day to day management of the SiM Fund has an average of 22 years investment experience managing high yield strategies. The Board also considered SiM’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation of SiM. SiM also represented that its current financial condition is adequate to provide high quality services to the SiM Fund and that current staffing levels will be adequate to service the SiM Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by SiM were appropriate for the SiM Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.
          Performance of SiM. Because SiM is a newly registered investment adviser, the Board evaluated the annualized investment performance record of the portfolio manager who will manage the SiM Fund. In this regard, the Board considered the portfolio manager’s performance record in managing a mutual fund according to a substantially similar investment mandate (“Comparable Fund”) as the SiM Fund, while employed at another investment advisory firm, as compared to the BofA Merrill Lynch U.S. High Yield Master II Index (“Index”). The Board recognized that, although the investment results of the portfolio manager were achieved while employed at another investment firm, the investment objectives, policies and strategies of the Comparable Fund were substantially similar in all material respects to the policies and strategies to be used on behalf of the SiM Fund. For example, the Board considered that the annualized performance of the Comparable Fund between 1998 and 2008 outperformed the Index for each year, except for 1998 and 2001. In light of all the information provided, the Board concluded that the historical investment performance record of the portfolio manager who will be primarily responsible for managing Fund assets supported the approval of the Agreement.
          Comparisons of the amounts to be paid under the Agreement with those under contracts between SiM and its other clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by SiM on behalf of the Fund. The Board considered SiM’s representation that, although it currently does not provide investment advisory services to other clients, SiM anticipates that the proposed advisory fee rate to be paid by the Fund will be lower than any other advisory fee rate it expects to receive from other clients. This information

Disclosure Regarding the Board of Trustees’
Approval of Investment Advisory Agreements (Unaudited)
assisted the Board in concluding that SiM’s advisory fees under the Agreement appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.
          Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered SiM’s representation that it does not expect to realize economies of scale in connection with its services to the Fund at this time as the SiM Fund is currently the only high yield investment vehicle to which it provides advisory services. In addition, the Board considered that the fees to be paid to SiM are passed through the Manager by the Fund and that the Manager would not benefit economically from the proposed fee agreement. Based on the foregoing information, the Board concluded that economies of scale were not deemed a material factor in approving the Agreement.
          Costs of the services to be provided and profits to be realized by SiM and its affiliates from the relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by SiM from its relationship with the SiM Fund, noting instead the arm’s-length nature of the relationship between the Manager and SiM with respect to the negotiation of the advisory fee rate on behalf the SiM Fund.
          Benefits to be derived by SiM from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to SiM as a result of the advisory relationship with the SiM Fund. In this regard, the Board considered SiM’s representation that it does not expect to receipt proprietary or third-party soft dollar research. SiM did not identify any other “fall-out” or ancillary benefits that may accrue to SiM from its relationship with the SiM Fund. Based on the foregoing information, the Board concluded “fall-out” benefits were not a material factor in approving the Agreement.
Approval of Appointment of American Beacon Advisors, Inc. with Respect to the American Beacon SiM High Yield Opportunities Fund

           At the November 9, 2010 Board meeting, the Board considered the approval of the Management Agreement between the Trust and the Manager as it relates to the SiM Fund. Prior to the meeting, the Board requested and reviewed information provided by the Manager in connection with its consideration of the Management Agreement, and the Investment Committee of the Board met with the Manager’s representatives. A discussion of the factors relating to the Board’s approval of the Management Agreement follows.
          Nature, extent and quality of the services to be provided by the Manager. The Board considered that it had considered the renewal of the Management Agreement between the Manager and the Trust as it relates to other existing series of the Trust (“Existing Funds”) at its May 2010 meeting. At that meeting, the Board received detailed information regarding the Manager, including information regarding the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. The Board also considered the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the Existing Funds and the Manager’s record in building improved compliance, control and credit functions that reduce risks for all series of the Trust. The Board also noted the Manager’s representation that there will be no significant changes in the services proposed to be provided to the SiM Fund and the services the Manager currently provides to the Existing Funds. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by the Manager were appropriate for the SiM Fund and, thus, determined to approve the Management Agreement for the SiM Fund.
          Performance. The Board noted that SiM will be making the day-to-day investment decisions for the SiM Fund. Because SiM is a newly registered adviser, the Board evaluated the performance record of a mutual fund that was managed by the portfolio manager who will manage the SiM Fund according to a substantially similar investment mandate as the SiM Fund, while employed at another investment advisory firm (“Comparable Fund”), as described in detail above under “Performance of SiM.” In addition, the Board considered the performance of the Comparable Fund against its Lipper peer median. The Board noted that the annualized performance of the Comparable Fund between 1998 and 2008 consistently outperformed its Lipper peer median and that during the ten year period ending April 30, 2009, the Comparable Fund was the second best performing high yield bond fund (2.4%) out of 83 funds in the Morningstar universe. In light of all the information provided, the Board concluded that the historical investment performance record of the portfolio manager who will be primarily responsible for managing Fund assets supported the approval of the Advisory Agreement with SiM and the Management Agreement.
          Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee and the combined management and administrative services fee schedule (“Combined Fee Schedule”). The Board considered a comparison of the management fee to be charged by the Manager under the Management Agreement versus the fees charged by the Manager to comparable funds and overall industry averages. The Board noted that the management fee is lower than the average fee rate charged by other high yield bond funds. The Board also considered that the Combined Fee Schedule is higher than industry averages and that the Manager has agreed to contractually limit the expenses of the SiM Fund through February 14, 2012 to 0.84%, 0.94%, 1.22%, 1.34%, and 2.04% of the average daily net assets of the Institutional Class, Y Class, Investor Class, A Class and C Class shares, respectively (the “Expense Caps”). This information assisted the Board in concluding that the Combined Fee Schedule appeared to be within a reasonable range for the services to be provided to the SiM Fund, in light of all the factors considered.
          Costs of the services to be provided and profits to be realized by the Manager from the relationship with the SiM Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues to be earned and the expenses to be incurred by the Manager in connection with the services to be provided to the SiM Fund. The Board also considered that the Manager will receive service and administrative fees to compensate the Manager for providing administrative services to the SiM Fund and to compensate third-party administrators and broker-dealers for services to shareholders. Based on the foregoing information, the Board concluded that the anticipated profitability levels were reasonable in light of the services to be performed by the Manager.
          Extent to which economies of scale would be realized as the SiM Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered the Manager’s representation that the net expense ratio of the SiM Fund is expected to be slightly higher than market averages within the SiM Fund’s peer group and that it believes that the proposed fee rate for the SiM Fund properly

Disclosure Regarding the Board of Trustees’
Approval of Investment Advisory Agreements (Unaudited)
reflects economies of scale for the benefit of Fund shareholders in the form of breakpoints in the sub-advisory fee rate. The Board concluded that because the SiM Fund had not yet commenced operations, economies of scale were not deemed a material factor in approving the Management Agreement and that the Board will consider the extent to which economies of scale would be realized for the benefit of Fund shareholders at a later date when the SiM Fund has increased its assets.
          Benefits to be derived by the Manager from the relationship with the SiM Fund. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the SiM Fund. After consideration of this information, the Board concluded that the potential benefits that may accrue to the Manager by virtue of its relationship with the SiM Fund were not a material factor in approving the Management Agreement.
          Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not parties to the Management Agreement or “interested persons” of any such party, as that term is defined in the 1940 Act, concluded that the proposed management fee is reasonable and that the approval of the Management Agreement is in the best interests of the SiM Fund and its shareholders and, as a result, approved the Management Agreement.

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Delivery of Documents
eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at
www.americanbeaconfunds.com
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

By E-mail:
american_beacon.funds@ambeacon.com
On the Internet:
Visit our website at www.americanbeaconfunds.com

By Telephone:
Call (800) 658-5811
By Mail:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules
In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately sixty days after the end of each quarter.
Availability of Proxy Voting Policy and Records
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended August 31 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

Custodian	Transfer Agent	Independent Registered	Distributor
State Street Bank and	Boston Financial Data	Public Accounting	Foreside Fund Services,
Trust	Services	Firm	LLC
Boston, Massachusetts	Kansas City, Missouri	Ernst & Young LLP	Portland, Maine
Dallas, Texas
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.
American Beacon Funds, American Beacon Zebra Large Cap Equity Fund, American Beacon Zebra Small Cap Equity Fund, American Beacon Evercore Small Cap Equity Fund, and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.
SAR 2/11

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (“the code”) nor did it grant any waivers to the provisions of the code during the period covered by the shareholder reports presented in Item 1.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.
ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
     (b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a)(1) Not applicable.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
     (a)(3) Not applicable.
     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr. Gene L. Needles, Jr.
President
Date: May 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr. Gene L. Needles, Jr.
President
Date: May 9, 2011

By	/s/ Melinda G. Heika Melinda G. Heika
Treasurer
Date: May 9, 2011